JPMorgan National Municipal Income Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.7% (a)
Alabama — 4.4%
Alabama Community College System, Special Fee, Board of Trustees Rev., AGM, 4.00%, 9/1/2031	345	357
Alabama Federal Aid Highway Finance Authority Series B, Rev., 5.00%, 9/1/2023 (b)	30	30
Alabama Special Care Facilities Financing Authority-Birmingham, Children's Hospital Health Care Facility Rev., 5.00%, 6/1/2023	115	115
Birmingham Airport Authority
Rev., 5.00%, 7/1/2031	175	196
Rev., 5.00%, 7/1/2032	150	168
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455	8,330
Series 2022E, Rev., 5.00%, 6/1/2028 (c)	13,050	13,643
Series 2022C-1, Rev., 5.25%, 6/1/2029 (c)	5,000	5,222
Series 2022C-1, Rev., 5.25%, 6/1/2029	2,760	2,897
Series 2022A, Rev., 4.00%, 12/1/2029 (c)	18,140	17,558
City of Birmingham, Warrant
Series 2018B, GO, 4.00%, 12/1/2032	570	589
Series 2018B, GO, 4.00%, 12/1/2033	375	386
Series 2018B, GO, 4.00%, 12/1/2034	510	523
Series 2018B, GO, 4.00%, 12/1/2035	500	509
City of Huntsville, Warrants Series 2018-A, GO, 5.00%, 5/1/2033	70	75
County of Mobile, Warrants GO, 5.00%, 2/1/2033	25	28
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	325
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250	1,285
Montgomery County Public Building Authority, Facilities Project
Rev., 5.00%, 3/1/2024 (b)	3,910	3,954
Rev., 5.00%, 3/1/2026	1,735	1,755
Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	51
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	34,000	33,952
Series 2018A, Rev., 5.00%, 4/1/2024	20,845	20,997
Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2028 (c)	1,000	985
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	22,135	21,709
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	14,065	14,563
UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	59
Total Alabama		150,261
Alaska — 0.3%
Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	21
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2024	800	811
Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,358
Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,438
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,533
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,636
Municipality of Anchorage Series C, GO, 5.00%, 9/1/2028	1,675	1,848
Total Alaska		8,645

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — 1.8%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/2031	25	26
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031 (d)	265	225
Series 2021A, Rev., 4.00%, 12/15/2041 (d)	250	198
Arizona Industrial Development Authority, Children's National Medical Center
Series 2020A, Rev., 4.00%, 9/1/2035	200	202
Series 2020A, Rev., 4.00%, 9/1/2036	355	355
Series 2020A, Rev., 4.00%, 9/1/2037	820	808
Series 2020A, Rev., 4.00%, 9/1/2039	810	781
Series 2020A, Rev., 4.00%, 9/1/2046	2,750	2,462
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2026 (d)	115	112
Series 2021A, Rev., 4.00%, 7/15/2027 (d)	120	116
Series 2021A, Rev., 4.00%, 7/15/2028 (d)	200	192
Series 2021A, Rev., 4.00%, 7/15/2029 (d)	200	191
Series 2021A, Rev., 4.00%, 7/15/2030 (d)	200	190
Series 2021A, Rev., 4.00%, 7/15/2031 (d)	215	203
Series 2021A, Rev., 4.00%, 7/15/2032 (d)	225	210
Series 2021A, Rev., 4.00%, 7/15/2033 (d)	180	166
Series 2021A, Rev., 4.00%, 7/15/2034 (d)	200	182
Series 2021A, Rev., 4.00%, 7/15/2035 (d)	250	223
Series 2021A, Rev., 4.00%, 7/15/2037 (d)	270	231
Series 2021A, Rev., 4.00%, 7/15/2041 (d)	135	110
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series A, Rev., 5.00%, 11/1/2033	1,435	1,556
Series A, Rev., 5.00%, 11/1/2034	1,550	1,670
Series A, Rev., 5.00%, 11/1/2035	1,875	2,003
Series A, Rev., 5.00%, 11/1/2036	1,775	1,877
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,407
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,656
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,685
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,596
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,258
Series 2019A, Rev., 5.00%, 1/1/2029	660	537
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	2,895
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	2,947
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	2,927
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	2,987
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,268
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,608
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,261
Series 2019A, Rev., 5.00%, 1/1/2037	500	335
Series 2019A, Rev., 5.00%, 1/1/2038	500	334
Series 2019A, Rev., 4.25%, 1/1/2039	545	327
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	778
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,107

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	320	337
Series 2021A, Rev., 4.00%, 7/1/2035	360	342
Series 2021A, Rev., 4.00%, 7/1/2036	155	145
Series 2021A, Rev., 4.00%, 7/1/2041	365	322
Arizona Industrial Development Authority, Pebble Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (d)	250	236
Series 2020A, Rev., 5.00%, 7/15/2040 (d)	415	394
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (d)	1,100	1,064
Arizona State University
Series 2017B, Rev., 5.00%, 7/1/2034	920	987
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,068
Series 2016B, Rev., 5.00%, 7/1/2042	30	31
City of Mesa, Utility System
Series 2019A, Rev., 5.00%, 7/1/2029	40	45
Rev., 4.00%, 7/1/2031	50	51
Series 2019A, Rev., 5.00%, 7/1/2031	25	28
Series 2019A, Rev., 5.00%, 7/1/2033	25	28
City of Phoenix Civic Improvement Corp. Series 2020B, Rev., 5.00%, 7/1/2040	70	77
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	190	203
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Rev., AMT, 5.00%, 7/1/2037	1,000	1,045
City of Yuma, Arizona Utility System Rev., 4.00%, 7/1/2038	85	86
County of Pinal Rev., 4.00%, 8/1/2037	75	76
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	729
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,353
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	4,000	3,938
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series 2013A, Rev., 5.25%, 8/1/2033	1,000	1,001
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,596
Maricopa County Industrial Development Authority, HonorHealth
Series 2021A, Rev., 5.00%, 9/1/2024	90	91
Series 2019A, Rev., 5.00%, 9/1/2033	500	538
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,073
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,065
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (d)	125	125
Rev., 5.13%, 10/1/2030 (d)	215	216
Maricopa County Special Health Care District, Integrated Health Services
Series 2018C, GO, 5.00%, 7/1/2031	25	27
Series 2018C, GO, 5.00%, 7/1/2033	25	27
Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	27
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2028	225	238

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
GO, 5.00%, 7/1/2029	500	528
Maricopa County Union High School District No. 216 Agua Fria, School Improvement GO, 4.00%, 7/1/2034	50	52
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2030	30	31
Pima County Community College District
Rev., 5.00%, 7/1/2030	60	66
Rev., 5.00%, 7/1/2034	50	55
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,020
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,660
University of Arizona (The) Rev., 5.00%, 6/1/2026	10	10
University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	85	94
Total Arizona		63,327
Arkansas — 0.0% ^
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	10	10
University of Arkansas, Various Facility Fayetteville Campus Series 2014A, Rev., 4.50%, 11/1/2024 (b)	45	46
Total Arkansas		56
California — 9.0%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.25%, 12/1/2025	75	76
Series 2013A, Rev., 5.25%, 12/1/2027	50	51
Anaheim Public Financing Authority, Public Improvement Project Series 1997C, Rev., AGM, Zero Coupon, 3/1/2037 (b)	30	19
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	9,471
Bay Area Toll Authority, Toll Bridge
Series 2019S-H, Rev., 5.00%, 4/1/2029 (b)	50	57
Series 2017S-7, Rev., 4.00%, 4/1/2033	35	36
Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	31
Brentwood Union School District, Election of 2016 GO, 5.00%, 8/1/2031	20	21
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	39,435	39,092
California Community Choice Financing Authority, Green Bond Series 2022-A-1, Rev., 4.00%, 8/1/2028 (c)	2,935	2,927
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (d)	2,965	2,340
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	355
Series 2020A, Rev., 5.00%, 6/1/2027	400	424
Series 2020A, Rev., 5.00%, 6/1/2033	300	329
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 4.00%, 1/1/2026 (b)	3,000	3,075
Series 2015A, Rev., 5.00%, 1/1/2026 (b)	6,515	6,839
California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	86
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2031 (d)	1,000	906
Series 2022A, Rev., 4.00%, 6/1/2042 (d)	5,450	4,313
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series A, Rev., 5.00%, 8/15/2026	45	48
California Health Facilities Financing Authority, Children's Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	31
California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,014

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2028	130	125
Rev., 3.00%, 8/1/2029	150	143
Rev., 5.00%, 8/1/2040	600	618
California Health Facilities Financing Authority, Sutter Health
Series 2016A, Rev., 3.25%, 11/15/2025 (b)	1,725	1,736
Series 2017A, Rev., 5.00%, 11/15/2032	25	27
Series 2017A, Rev., 5.00%, 11/15/2033	50	54
Series 2018A, Rev., 5.00%, 11/15/2035	25	27
Series 2018A, Rev., 5.00%, 11/15/2036	35	37
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2032	25	27
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2015A, Rev., 5.00%, 10/1/2025 (b)	40	42
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	154
Rev., 5.00%, 10/1/2027	150	156
Rev., 5.00%, 10/1/2028	150	157
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program Series 2018A, Rev., 5.00%, 6/1/2023	30	30
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2024	45	45
Series 2017A, Rev., 5.00%, 2/1/2028	900	936
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,303
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	6,204
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,160
California Municipal Finance Authority, San Antonio Gardens Project Series 2022B1, Rev., 2.75%, 11/15/2027	160	144
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (d)	1,095	1,153
Rev., AMT, 5.00%, 7/1/2037 (d)	1,100	1,153
Rev., AMT, 5.00%, 7/1/2038 (d)	1,000	1,044
Rev., AMT, 5.00%, 11/21/2045 (d)	1,000	1,018
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	6,240	5,986
Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	400	374
Series 2021A, Rev., 5.00%, 11/15/2036 (d)	400	388
Series 2021A, Rev., 5.00%, 11/15/2046 (d)	625	555
California Public Finance Authority, Henry Mayo Newhall Hospital
Series 2021A, Rev., 4.00%, 10/15/2026	415	415
Series 2021A, Rev., 4.00%, 10/15/2028	360	361
Rev., 5.00%, 10/15/2029	700	727
Rev., 5.00%, 10/15/2030	500	519
Series 2021B, Rev., 4.00%, 10/15/2031 (c)	345	336
Rev., 5.00%, 10/15/2031	535	554
California State Public Works Board Series C, Rev., 5.00%, 3/1/2032	3,025	3,261
California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023 (b)	5,405	5,427

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California State University, Systemwide
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,106
Series 2016A, Rev., 5.00%, 11/1/2045	30	31
Calleguas Municipal Water District Series 2016A, Rev., 5.00%, 7/1/2023	50	50
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 4.00%, 9/1/2023	35	35
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	9,677
Central Unified School District GO, 5.00%, 8/1/2025	110	114
Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	46
Citrus Community College District Series A, GO, 5.00%, 8/1/2023	20	20
City of Alameda GO, 4.00%, 8/1/2033	10	10
City of Brea, Water Utility Rev., 5.00%, 7/1/2028	90	99
City of Livermore Series 2020B, COP, 4.00%, 10/1/2029	235	249
City of Los Angeles Department of Airports
Series 2019C, Rev., 5.00%, 5/15/2029 (b)	25	28
Series 2019C, Rev., 5.00%, 5/15/2033	20	23
City of Los Angeles, Wastewater System
Subseries B, Rev., 5.00%, 6/1/2023	120	120
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	12,513
City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2040	375	378
City of Pasadena Series 2016A, Rev., 5.00%, 6/1/2031	25	27
City of Richmond, Wastewater Series 2019B, Rev., 5.00%, 8/1/2023	40	40
City of San Francisco, Public Utilities Commission Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,601
City of Santa Rosa, Wastewater Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,958
City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	50
County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	47
County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	25	27
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Series 2021A-1, Rev., 3.50%, 10/1/2046 (d)	6,000	4,517
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (d)	13,400	10,115
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	4,060	3,106
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (d)	3,000	2,324
Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,013
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	46
East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	53
Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	104
Etiwanda School District Community Facilities District No. 9, Special Tax Rev., 4.00%, 9/1/2028	305	310
Fremont Public Financing Authority Rev., 5.00%, 10/1/2028	325	361
Garden Grove Unified School District, Election of 2010 Series C, GO, 5.00%, 8/1/2023 (b)	1,390	1,394
Glendale Unified School District Series 2015A, GO, 5.00%, 9/1/2023	25	25
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (b)	4,000	4,164
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	17,549
Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	70
La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	56
Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	25
Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	39
Los Angeles Community College District Series 2015A, GO, 4.00%, 8/1/2024 (b)	2,300	2,325

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	25	25
Los Angeles County Metropolitan Transportation Authority, Measure R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2023	35	35
Los Angeles Department of Water and Power, Power System
Series 2019B, Rev., 5.00%, 7/1/2024	275	280
Series 2014D, Rev., 5.00%, 7/1/2027	50	51
Series 2017-B, Rev., 5.00%, 7/1/2029	10,000	10,797
Series 2018A, Rev., 5.00%, 7/1/2030	35	39
Series 2017A, Rev., 5.00%, 7/1/2031	2,055	2,216
Series 2019C, Rev., 5.00%, 7/1/2031	85	96
Series B, Rev., 5.00%, 7/1/2031	3,400	3,437
Series 2017-A, Rev., 5.00%, 7/1/2032	2,550	2,744
Series B, Rev., 5.00%, 7/1/2032	3,075	3,108
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	5,374
Series D, Rev., 5.00%, 7/1/2033	390	398
Series 2018D, Rev., 5.00%, 7/1/2034	30	33
Series D, Rev., 5.00%, 7/1/2034	4,750	4,840
Series D, Rev., 5.00%, 7/1/2035	250	255
Series 2019A, Rev., 5.00%, 7/1/2039	35	38
Series 2019D, Rev., 5.00%, 7/1/2044	30	32
Los Angeles Department of Water and Power, Water System
Series 2016A, Rev., 5.00%, 7/1/2030	60	63
Series 2018B, Rev., 5.00%, 7/1/2031	60	67
Los Angeles Unified School District, Election of 2005 Series M-1, GO, 5.00%, 7/1/2033	4,305	4,712
Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	156
Marin Community College District GO, 5.00%, 8/1/2023	35	35
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	677
GO, Zero Coupon, 7/1/2035	725	448
GO, Zero Coupon, 7/1/2036	1,150	674
GO, Zero Coupon, 7/1/2037	1,950	1,088
GO, Zero Coupon, 7/1/2041	1,250	579
Metropolitan Water District of Southern California, Waterworks Series 2016A, Rev., 5.00%, 1/1/2026 (b)	30	32
Modesto Elementary School District Series 203C, GO, 5.00%, 8/1/2052	2,500	2,715
Morgan Hill Financing Authority Series 2015A, Rev., 5.00%, 11/1/2024	55	56
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	873
Murrieta Valley Unified School District, Election of 2014 Series 2014A, GO, AGM, 4.00%, 3/1/2025 (b)	25	25
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	104
Orange County Community Facilities District No. 2021-1, Rienda
Series A, Rev., 5.00%, 8/15/2037	400	416
Series A, Rev., 5.00%, 8/15/2042	800	817
Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	48
Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	350	380
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	110
Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	94
Pittsburg Unified School District GO, 5.00%, 8/1/2023	55	55
Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	22

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	51
Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	53
Rancho Water District Financing Authority Series 2019A, Rev., 5.00%, 8/1/2023	25	25
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	162
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2033	400	457
Series 2022A-1, Rev., AGM, 4.00%, 9/1/2037	250	252
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2042	1,000	1,104
Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	25
Riverside County Infrastructure Financing Authority, Capital Projects Series 2017C, Rev., 5.00%, 5/1/2025	25	26
Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2025 (b)	35	36
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	79
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	118
Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	50	50
Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	50
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	126
Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	136
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	61
San Bruno Park School District, Election of 2018 Series 2022C, GO, 4.00%, 8/1/2039	245	246
San Diego Community College District GO, 5.00%, 8/1/2025	25	26
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2056	5,180	5,301
San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2031	25	28
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series 2012B, Rev., 4.00%, 4/15/2027	70	70
San Dieguito School Facilities Financing Authority, Special Tax
Rev., 5.00%, 3/1/2024	45	46
Rev., 5.00%, 3/1/2025	125	129
San Francisco City and County Airport Commission, San Francisco International Airport Series A, Rev., AMT, 5.00%, 5/1/2032	5,065	5,563
San Francisco Municipal Transportation Agency Series 2018B, Rev., 5.00%, 3/1/2028	60	64
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2032	2,000	2,169
Rev., 5.00%, 3/1/2033	750	812
San Jose Evergreen Community College District
Series 2023C, GO, 4.00%, 9/1/2042	2,000	2,022
Series 2023C, GO, 4.00%, 9/1/2045	1,250	1,239
San Luis Coastal Unified School District, Election of 2014 Series C, GO, 4.00%, 8/1/2025	25	26
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	75
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	65
GO, 4.00%, 8/1/2033	25	26
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	56
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	76
San Mateo Joint Powers Financing Authority, Youth Services Campus Series 2016A, Rev., 5.00%, 7/15/2027	25	26
Santa Clara County Financing Authority, County Facilities
Series 2019A, Rev., 5.00%, 5/1/2028	25	28
Series 2019A, Rev., 4.00%, 5/1/2034	55	58

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,754
Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	26
Santa Clara Unified School District, Election of 2014 GO, 5.00%, 7/1/2027	25	27
Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,350
Santa Cruz County Redevelopment Successor Agency Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	52
Santa Cruz Libraries Facilities Financing Authority, Special Tax Rev., 5.00%, 9/1/2026	150	159
Santa Margarita-Dana Point Authority, Water District Improvement District No. 2, 3
Series A, Rev., 5.00%, 8/1/2031	950	1,038
Series A, Rev., 5.00%, 8/1/2032	1,030	1,125
Series A, Rev., 5.00%, 8/1/2033	1,455	1,576
Santa Monica Community College District, Election of 2016 Series 2018A, GO, 4.00%, 8/1/2035	25	26
Santa Monica Public Financing Authority, City Yards Projects Series 2021, Rev., 4.00%, 7/1/2034	100	107
Santa Monica-Malibu Unified School District Series 2016C, GO, 4.00%, 7/1/2024	30	30
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects Series 2017A, Rev., 5.00%, 8/1/2031	100	109
Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	106
Scotts Valley Unified School District GO, 5.00%, 8/1/2023	30	30
Sierra View Local Health Care District
Rev., 5.00%, 7/1/2027	155	163
Rev., 5.00%, 7/1/2028	165	176
Rev., 5.00%, 7/1/2029	160	172
Rev., 5.00%, 7/1/2030	155	168
Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	25
Southern California Water Replenishment District Rev., 5.00%, 8/1/2023	25	25
Southwestern Community College District Series 2016B, GO, 4.00%, 8/1/2023	35	35
Southwestern Community College District, Election of 2016 Series A, GO, 4.00%, 8/1/2038	1,000	1,009
State of California Department of Water Resources, Central Valley Project, Water System Series BA, Rev., 5.00%, 12/1/2031	65	74
State of California, Various Purpose
GO, AMBAC, 5.00%, 2/1/2027	565	607
Series 2018 A, GO, 5.00%, 8/1/2030	24,000	24,772
Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	54
University of California
Series 2017AY, Rev., 5.00%, 5/15/2028	55	60
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	39
University of California, Limited Project Series 2017M, Rev., 5.00%, 5/15/2036	25	27
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	59
West Hills Community College District
GO, AGM, 5.00%, 8/1/2029	65	73
GO, AGM, 5.00%, 8/1/2030	60	68
GO, AGM, 5.00%, 8/1/2031	25	29
GO, AGM, 5.00%, 8/1/2032	25	29
GO, AGM, 5.00%, 8/1/2033	50	58
GO, AGM, 4.00%, 8/1/2034	420	437
GO, AGM, 4.00%, 8/1/2037	1,650	1,661

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	25
West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2015B, GO, 5.00%, 8/1/2027	40	42
Total California		310,190
Colorado — 4.7%
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,595
GO, 5.50%, 12/15/2032	625	712
Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	26
Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	51
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (d)	550	521
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,021
City and County of Denver, Airport System
Series 2017B, Rev., 5.00%, 11/15/2033	25	27
Series A, Rev., AMT, 5.00%, 11/15/2034	4,565	5,020
Series A, Rev., AMT, 5.50%, 11/15/2035	12,500	14,287
Series A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,355
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	2,742
Series 2022-A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,402
Series A, Rev., AMT, 5.50%, 11/15/2038	15,000	16,870
Series B, Rev., 5.00%, 11/15/2040	1,000	1,108
Series 2022-A, Rev., AMT, 5.50%, 11/15/2040	8,750	9,728
Series B, Rev., 5.00%, 11/15/2041	1,220	1,345
Series A, Rev., AMT, 5.50%, 11/15/2042	3,340	3,687
City of Aurora, First Lien Water Rev., 5.00%, 8/1/2024	15	15
City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	151
City of Englewood GO, 5.00%, 12/1/2029	15	16
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2041	575	521
Series 2021A, GO, 5.00%, 12/1/2050	500	428
CMC Academic Facilities, Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	32
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	901
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	1,718
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2029	35	34
Rev., 4.00%, 5/1/2031	30	29
Rev., 4.00%, 5/1/2041	85	73
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 4.00%, 12/1/2030 (d)	595	549
Rev., 5.00%, 12/1/2040 (d)	555	508
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL-RE, 5.00%, 3/1/2035	5,055	5,811
Colorado Health Facilities Authority
Series 2019-A, Rev., 4.00%, 1/1/2037	2,605	2,615
Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,270
Colorado Health Facilities Authority, Abedeen Ridges Series 2021B-3, Rev., 2.13%, 5/15/2028	1,155	1,041
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series B, Rev., 5.00%, 11/15/2028	30	32

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 4.00%, 10/1/2035	725	729
Rev., 4.00%, 10/1/2037	400	391
Rev., 4.00%, 10/1/2038	300	290
Rev., 4.00%, 10/1/2039	270	260
Rev., 4.00%, 10/1/2040	300	284
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	2,500	2,678
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,071
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,136
Series 2019A-2, Rev., 5.00%, 8/1/2034	2,000	2,127
Series 2019A-1, Rev., 5.00%, 8/1/2035	2,500	2,641
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, Rev., 3.00%, 9/1/2024	235	231
Series 2020A, Rev., 4.00%, 9/1/2045	1,000	895
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2024 (b)	4,550	4,607
Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	42
County of Adams
COP, 5.00%, 12/1/2031	1,100	1,141
COP, 5.00%, 12/1/2034	500	516
County of Eagle COP, 5.00%, 12/1/2028	25	26
County of Gunnison COP, 4.00%, 12/1/2033	50	52
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,060
Series 2019A, Rev., 5.00%, 12/1/2031	2,825	2,993
Series 2019A, Rev., 5.00%, 12/1/2033	1,310	1,375
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,286
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	1,095	1,086
Rev., 5.25%, 12/1/2032	1,905	1,885
Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	186
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	26
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	242
Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	5
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	2,650
Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	210
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	423
Series A, GO, 5.00%, 12/1/2041 (d)	500	455
Series A, GO, 5.00%, 12/1/2051 (d)	550	472
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	692
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 4.00%, 7/15/2035	2,000	2,019
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	491	357
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	637
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	499
State of Colorado Series 2018A, COP, 4.00%, 12/15/2034	75	77

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,500	1,544
State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	82
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,152
University of Colorado, Enterprise System
Series 2014A, Rev., 5.00%, 6/1/2024 (b)	60	61
Series 2017A-1, Rev., 4.00%, 6/1/2032	25	26
University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	256
Verve Metropolitan District No. 1
GO, 5.75%, 12/1/2033	2,000	1,886
GO, 5.00%, 12/1/2036	500	488
GO, 5.00%, 12/1/2041	1,125	1,063
Waterview II Metropolitan District Series 2022A, GO, 5.00%, 12/1/2041	1,250	1,132
Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	44
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	445
Series 2021A-1, Rev., 4.00%, 12/1/2036	7,500	5,653
Series 2021A-1, Rev., 4.00%, 12/1/2041	6,750	4,630
Total Colorado		161,455
Connecticut — 1.1%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	100
Series 2013A, Rev., 5.00%, 8/15/2024	100	100
Series 2013A, Rev., 5.00%, 8/15/2025	350	351
Series 2013A, Rev., 5.00%, 8/15/2026	150	150
Series 2013A, Rev., 5.00%, 8/15/2027	250	251
Series 2013A, Rev., 5.00%, 8/15/2029	300	301
Connecticut Municipal Electric Energy Cooperative Series A, Rev., 5.00%, 1/1/2035	545	602
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,186
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030 (d)	250	246
Series 2020A, Rev., 5.00%, 1/1/2045 (d)	500	437
Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2033	2,630	2,666
Connecticut State Health and Educational Facilities Authority, Sacred Heart University
Series K, Rev., 5.00%, 7/1/2034	725	796
Series K, Rev., 5.00%, 7/1/2035	525	573
Series K, Rev., 5.00%, 7/1/2036	1,000	1,083
Series K, Rev., 5.00%, 7/1/2037	1,750	1,880
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issues Series I-1, Rev., 5.00%, 7/1/2042	1,725	1,776
Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,055
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	7,150	7,409
State of Connecticut
Series 2014A, GO, 4.00%, 3/1/2034	40	40
Series 2019A, GO, 5.00%, 4/15/2034	3,450	3,818
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,190

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Series 2016A, GO, 4.00%, 3/15/2036	60	61
Series 2017A, GO, 4.00%, 4/15/2037	460	462
Series 2019A, GO, 4.00%, 4/15/2038	3,625	3,645
State of Connecticut Clean Water Fund, State Revolving Fund Series 2015A, Rev., 5.00%, 3/1/2024	70	71
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2013A, Rev., 5.00%, 10/1/2029	25	25
Series A, Rev., 5.00%, 9/1/2030	2,000	2,038
Series 2016A, Rev., 5.00%, 9/1/2031	25	26
Series 2015A, Rev., 5.00%, 8/1/2032	15	16
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project
Rev., 4.00%, 4/1/2031 (d)	300	274
Rev., 4.00%, 4/1/2036 (d)	485	413
Rev., 4.00%, 4/1/2041 (d)	550	436
Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	52
Total Connecticut		39,529
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2025	385	382
Rev., 4.00%, 9/1/2030	530	526
Rev., 5.00%, 9/1/2040	1,550	1,589
Rev., 5.00%, 9/1/2050	600	605
Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2025	25	26
Total Delaware		3,128
District of Columbia — 0.9%
District of Columbia
Series 2016A, GO, 5.00%, 6/1/2029	25	26
Series D, GO, 5.00%, 6/1/2031	250	265
Series 2015A, GO, 5.00%, 6/1/2035	7,175	7,410
Series 2015A, GO, 5.00%, 6/1/2036	4,200	4,326
District of Columbia, Income Tax
Series 2019C, Rev., 5.00%, 10/1/2031	35	40
Series 2020A, Rev., 5.00%, 3/1/2038	70	76
Series 2020A, Rev., 5.00%, 3/1/2040	65	70
District of Columbia, Kipp DC Project
Rev., 5.00%, 7/1/2024	100	101
Series 2017A, Rev., 5.00%, 7/1/2025	100	101
Rev., 5.00%, 7/1/2026	185	188
Rev., 5.00%, 7/1/2027	115	118
Rev., 5.00%, 7/1/2028	275	285
Rev., 5.00%, 7/1/2029	255	267
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	103
Metropolitan Washington Airports Authority Aviation
Series 2019B, Rev., 5.00%, 10/1/2027	75	81
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	190
Series 2021A, Rev., AMT, 5.00%, 10/1/2032	650	708

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	463
Washington Convention and Sports Authority, Senior Lien Dedicated Tax
Series 2018A, Rev., 5.00%, 10/1/2027	4,620	4,989
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,359
Series 2018A, Rev., 5.00%, 10/1/2029	2,690	2,903
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2030	50	54
Series A-1, Rev., 5.00%, 7/1/2030	5,185	5,574
Rev., 5.00%, 7/1/2034	5	5
Series 2017B, Rev., 5.00%, 7/1/2034	75	80
Total District of Columbia		32,782
Florida — 3.6%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic Series 2019B-1, Rev., 5.00%, 12/1/2035	1,000	1,057
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2024	1,400	1,411
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities
Series 2020A-1, Rev., 5.00%, 10/1/2024	550	554
Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,014
Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,024
Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,031
Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,038
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,167
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (d)	250	227
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (d)	500	406
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	127
City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	105
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project
Rev., 4.00%, 11/1/2036	500	473
Rev., 4.00%, 11/1/2045	6,500	5,788
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2032	250	291
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,687
Series 2020, Rev., 3.50%, 9/1/2035	2,250	1,832
Series 2021A, Rev., 4.00%, 9/1/2036	550	465
Series 2021A, Rev., 4.00%, 9/1/2041	385	300
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2028	230	245
Series 2020B, Rev., 5.00%, 7/1/2029	225	242
Series 2020B, Rev., 5.00%, 7/1/2030	250	271
Series 2020B, Rev., 5.00%, 7/1/2031	325	351
Series 2020B, Rev., 5.00%, 7/1/2032	250	269
Series 2020B, Rev., 5.00%, 7/1/2033	250	268
Series 2020B, Rev., 5.00%, 7/1/2034	375	401
Series 2020B, Rev., 5.00%, 7/1/2035	335	354
Series 2020B, Rev., 4.00%, 7/1/2038	185	180
Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,540

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2020B, Rev., 5.00%, 7/1/2040	2,390	2,449
Series 2020B, Rev., 4.00%, 7/1/2045	7,400	6,789
City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	26
County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	1,945
County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	40
County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	16
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2031	11,550	12,633
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	192
County of Manatee, Public Utilities Rev., 5.00%, 10/1/2031	815	891
County of Miami-Dade, Aviation System Rev., AMT, 5.00%, 10/1/2028	1,500	1,516
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2033	2,835	2,978
Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,616
County of Miami-Dade, Capital Asset Acquisition Series 2019B, Rev., 5.00%, 4/1/2040	45	48
County of Miami-Dade, Subordinate Special Obligation
Rev., 5.00%, 10/1/2025	100	104
Rev., 5.00%, 10/1/2028	120	126
County of Miami-Dade, Transit System, Sales Surtax Rev., 4.00%, 7/1/2034	35	36
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2033	25	28
Series 2017A, Rev., 4.00%, 10/1/2037	40	40
Series 2017A, Rev., 4.00%, 10/1/2039	50	50
Series 2019B, Rev., 5.00%, 10/1/2044	40	42
County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	513
County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,605
County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2023 (b)	25	25
County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	38
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	3,654
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2025	100	103
Series 2019A, Rev., 5.00%, 7/1/2027	785	839
Series 2019B, Rev., 5.00%, 7/1/2032	1,715	1,885
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,618
Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	44
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	21
Florida Development Finance Corp., Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (d)	230	227
Series 2022, Rev., 5.25%, 8/15/2037 (d)	350	332
Florida Development Finance Corp., Cornerstone Charter Academy Project Series 2022, Rev., 5.00%, 10/1/2032 (d)	465	468
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030 (d)	235	215
Series 2020C, Rev., 5.00%, 9/15/2040 (d)	525	462
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	170	164
Series 2022A-1, Rev., 5.00%, 7/1/2042	220	218
Series 2022B, Rev., 5.00%, 7/1/2042	230	228

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	1,000	987
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 4.00%, 12/15/2029 (d)	265	260
Series A, Rev., 5.00%, 12/15/2039 (d)	305	309
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2025	110	111
Series 2020A, Rev., 5.00%, 6/15/2026	370	375
Series 2022A, Rev., 5.00%, 6/15/2026	135	137
Series 2020A, Rev., 5.00%, 6/15/2027	390	398
Series 2022A, Rev., 5.00%, 6/15/2027	145	148
Series 2020A, Rev., 5.00%, 6/15/2028	410	420
Series 2020A, Rev., 5.00%, 6/15/2029	400	410
Series 2022A, Rev., 5.00%, 6/15/2029	235	241
Series 2020A, Rev., 5.00%, 6/15/2030	375	384
Series 2022A, Rev., 5.00%, 6/15/2030	245	251
Series 2022A, Rev., 5.00%, 6/15/2032	275	281
Series 2022A, Rev., 5.00%, 6/15/2033	380	387
Series 2022A, Rev., 5.00%, 6/15/2034	400	407
Series 2020A, Rev., 5.00%, 6/15/2035	1,000	1,013
Series 2022A, Rev., 5.00%, 6/15/2035	1,260	1,276
Florida Development Finance Corp., Mayflower Retirement Community Project
Series 2021B2, Rev., 1.75%, 6/1/2026 (d)	415	401
Series 2021B-1, Rev., 2.38%, 6/1/2027 (d)	730	697
Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	129
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2023	125	125
Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	1,902
Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	158
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	49
Lee County School Board (The)
Series 2016A, COP, 5.00%, 8/1/2035	25	26
Series 2023A, COP, 5.00%, 8/1/2038	1,685	1,871
Series 2023A, COP, 5.00%, 8/1/2039	4,465	4,938
Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	50
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	2,140	1,932
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.45%, 5/1/2032	250	255
5.85%, 5/1/2037	750	765
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2037	930	1,017
Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	41
Orlando Utilities Commission, Utility System Series 2012A, Rev., 5.00%, 10/1/2023	25	25
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	208
Series 2020B, Rev., 5.00%, 11/15/2042	500	475
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series A, Rev., 5.00%, 11/1/2031	100	106
Series A, Rev., 5.00%, 11/1/2032	100	106

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 4.00%, 6/1/2026	300	291
Rev., 4.00%, 6/1/2031	1,250	1,145
Rev., 4.00%, 6/1/2041	1,600	1,242
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	17,544
Pinellas County Educational Facilities Authority, Discovery Academy of Science Project Series 2022A, Rev., 4.00%, 6/1/2036 (d)	1,660	1,409
School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	72
School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	39
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning
Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155	132
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	215	174
South Florida Water Management District COP, 5.00%, 10/1/2036	125	129
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2026	185	177
Series 2021A, Rev., 4.00%, 12/15/2027	215	203
Series 2021A, Rev., 4.00%, 12/15/2028	200	186
Series 2021A, Rev., 4.00%, 12/15/2030	200	182
Series 2021A, Rev., 4.00%, 12/15/2031	205	184
Series 2021A, Rev., 4.00%, 12/15/2036	500	416
Series 2021A, Rev., 4.00%, 12/15/2041	375	288
State of Florida Board of Education, Public Education Capital Outlay Series 2015F, GO, 5.00%, 6/1/2026	25	26
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,306
State of Florida Department of Transportation Turnpike System Series 2013A, Rev., 5.00%, 7/1/2023	30	30
Tohopekaliga Water Authority, Utility System Rev., 4.00%, 10/1/2034	30	30
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2035	300	301
Series 2020A, Rev., 4.00%, 10/15/2036	500	497
Total Florida		125,416
Georgia — 2.8%
Albany-Dougherty Inner City Authority, State University Projects
Rev., 5.00%, 7/1/2030	1,155	1,293
Rev., 5.00%, 7/1/2031	425	476
Bartow County Development Authority Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000	1,986
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,626
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	475	501
GO, 5.00%, 8/1/2033	690	728
Cherokee County Water & Sewer Authority
Series 2023, Rev., 5.00%, 8/1/2038	140	160
Series 2023, Rev., 5.00%, 8/1/2039	375	425
Series 2023, Rev., 5.00%, 8/1/2041	800	899
Series 2023, Rev., 5.00%, 8/1/2042	730	817
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2029	2,110	2,184
Rev., 5.00%, 11/1/2030	4,250	4,396

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
City of Columbus, Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	452
Series 2014A, Rev., 5.00%, 5/1/2028	595	605
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020A, Rev., 4.00%, 4/1/2034	350	355
Series 2020A, Rev., 4.00%, 4/1/2036	505	507
Series 2020A, Rev., 3.00%, 4/1/2037	700	584
Series 2020A, Rev., 4.00%, 4/1/2039	475	464
Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,311
County of DeKalb, Water and Sewerage
Series 2006B, Rev., 5.25%, 10/1/2023	8,660	8,713
Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,897
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	56
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	121
George L Smith II Congress Center Authority, Convention Center Hotel First
Series 2021A, Rev., 2.38%, 1/1/2031	500	423
Series 2021A, Rev., 4.00%, 1/1/2036	500	460
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,030
Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	920
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2025	650	672
Rev., 5.00%, 6/15/2026	500	527
Rev., 5.00%, 6/15/2027	500	534
Rev., 5.00%, 6/15/2028	500	543
Rev., 5.00%, 6/15/2029	500	552
Rev., 5.00%, 6/15/2030	500	552
Rev., 5.00%, 6/15/2031	800	881
Rev., 3.00%, 6/15/2032	1,175	1,111
Rev., 5.00%, 6/15/2033	1,660	1,820
Rev., 5.00%, 6/15/2034	1,125	1,227
Rev., 5.00%, 6/15/2035	1,250	1,355
Rev., 4.00%, 6/15/2036	1,000	1,006
Rev., 4.00%, 6/15/2037	1,500	1,497
Rev., 4.00%, 6/15/2039	1,785	1,767
Georgia Ports Authority
Series 2022, Rev., 4.00%, 7/1/2040	4,000	4,087
Rev., 4.00%, 7/1/2052	4,030	3,924
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,055
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project
Rev., 4.00%, 8/1/2035	500	474
Rev., 4.00%, 8/1/2036	375	353
Rev., 4.00%, 8/1/2037	495	458
Henry County, Water and Sewerage Authority
Rev., AGM-CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,517
Rev., AGM-CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2029	25	28

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Main Street Natural Gas, Inc., Gas Supply
Series 2021A, Rev., 4.00%, 9/1/2027 (c)	9,430	9,387
Series 2021-C, Rev., 4.00%, 12/1/2028 (c)	2,500	2,480
Series B, Rev., 5.00%, 6/1/2029 (c)	13,780	14,377
Milledgeville and Baldwin County Development Authority, Georgia College and State University Projects Rev., 5.00%, 6/15/2032	670	756
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	44
Series 2013A, Rev., 5.00%, 10/1/2043	2,005	2,007
State of Georgia Series E, GO, 5.00%, 12/1/2023	20	20
Total Georgia		97,400
Hawaii — 0.0% ^
City and County of Honolulu Series 2017D, GO, 5.00%, 9/1/2023	20	20
Idaho — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., 5.00%, 7/15/2025	2,550	2,642
Series A, Rev., 5.00%, 7/15/2026	4,800	5,072
Total Idaho		7,714
Illinois — 7.8%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	318
City of Chicago, Second Lien Waterworks Project
Rev., 5.00%, 11/1/2027	1,000	1,018
Rev., 5.00%, 11/1/2030	500	508
Series 2023B, Rev., AGM, 5.00%, 11/1/2036	1,500	1,653
Series 2023B, Rev., AGM, 5.00%, 11/1/2037	800	881
City of Decatur GO, AGM, 5.00%, 3/1/2028	15	15
City of Rockford, Sales Tax
GO, 4.00%, 12/15/2029	515	540
GO, 4.00%, 12/15/2030	360	377
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2027	4,500	4,576
Rev., 5.00%, 3/1/2028	4,000	4,070
Rev., AGM, 3.50%, 3/1/2030	3,500	3,513
Cook County Community Consolidated School District No. 15 Palatine
GO, 5.00%, 12/1/2037	500	562
GO, 5.00%, 12/1/2039	650	712
GO, 5.00%, 12/1/2040	690	752
GO, 4.00%, 12/1/2041	750	735
Cook County School District No. 111 Burbank GO, AGM, 4.00%, 12/1/2035	50	51
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2024	15	15
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	3,849
County of Du Page, Courthouse Project
GO, 5.00%, 1/1/2028	255	266
GO, 5.00%, 1/1/2029	830	866
County of Will GO, 4.00%, 11/15/2036	60	60
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	600	589

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale
Rev., 5.00%, 12/1/2025	25	26
Series 2018A, GO, 4.00%, 1/15/2032	25	26
DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	31
DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	26
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group
Rev., 4.13%, 5/1/2025 (b)	5	5
Rev., 4.13%, 5/1/2045	30	28
Illinois Finance Authority, Clark-Lindsey Village
Series A, Rev., 4.60%, 6/1/2027	170	165
Series A, Rev., 5.13%, 6/1/2032	190	179
Series A, Rev., 5.25%, 6/1/2037	175	160
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	87
Illinois Finance Authority, Depaul College Prep Project Series 2023A, Rev., 5.25%, 8/1/2038 (d)	650	651
Illinois Finance Authority, DePaul College Prep Project Series 2023A, Rev., 5.50%, 8/1/2043 (d)	1,360	1,369
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2032	380	404
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2025	20	21
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	1,000	993
Series 2022B-2, Rev., 5.25%, 11/15/2027	1,000	995
Series 2022B-1, Rev., 6.00%, 11/15/2027	500	501
Series 2021A, Rev., 5.00%, 5/15/2032	140	131
Series 2021A, Rev., 5.00%, 5/15/2033	145	135
Series 2021A, Rev., 5.00%, 5/15/2034	300	275
Series 2021A, Rev., 5.00%, 5/15/2035	315	284
Series 2021A, Rev., 5.00%, 5/15/2036	325	291
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	46
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2026	465	447
Rev., 4.00%, 10/15/2027	485	460
Rev., 4.00%, 10/15/2028	320	299
Rev., 4.00%, 10/15/2029	900	826
Rev., 4.00%, 10/15/2030	625	565
Rev., 4.00%, 10/15/2031	1,000	891
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2028	120	119
Rev., 4.00%, 11/1/2029	120	118
Rev., 4.00%, 11/1/2030	130	128
Rev., 4.00%, 11/1/2031	130	127
Rev., 4.00%, 11/1/2041	375	329
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	409
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	41
Illinois Sports Facilities Authority (The), State Tax Rev., 5.00%, 6/15/2030	4,030	4,235
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2028	25	27
Series 2015B, Rev., 5.00%, 1/1/2029	35	37
Series 2016B, Rev., 5.00%, 1/1/2030	30	31

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2016A, Rev., 5.00%, 12/1/2031	30	31
Series 2021A, Rev., 4.00%, 1/1/2040	160	160
Kane Cook and DuPage Counties School District No. U-46 Elgin
Series D, GO, 5.00%, 1/1/2024 (b)	195	197
Series D, GO, 5.00%, 1/1/2034	1,505	1,510
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	21
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	69
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	42
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	79
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	105
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	120
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	135
Series 2020A, GO, AGM, 4.00%, 12/1/2034	430	444
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	288
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	256
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2030	730	766
GO, AGM, 4.00%, 2/1/2031	830	870
GO, AGM, 4.00%, 2/1/2032	535	560
GO, AGM, 4.00%, 2/1/2033	500	520
Northern Illinois University, Auxiliary Facilities System
Series 2020-B, Rev., 5.00%, 4/1/2025	425	434
Series 2021A, Rev., 5.00%, 10/1/2027	350	368
Rev., 5.00%, 10/1/2028	325	346
Series 2020B, Rev., 5.00%, 4/1/2029	425	453
Series 2020B, Rev., 5.00%, 4/1/2030	250	268
Series 2020B, Rev., 5.00%, 4/1/2032	400	424
Series 2020B, Rev., 5.00%, 4/1/2033	675	712
Series 2020B, Rev., 5.00%, 4/1/2034	115	121
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	1,003
Peoria County Community Unit School District No. 323 GO, 4.00%, 4/1/2027	100	103
Regional Transportation Authority Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2029	55	64
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	60	63
Series C, Rev., 5.50%, 1/1/2030	18,250	20,065
Series C, Rev., 5.50%, 1/1/2031	3,540	3,885
Series 2018-C, Rev., 5.50%, 1/1/2032	22,820	25,034
Series C, Rev., 5.25%, 1/1/2034	13,520	14,638
Series 2018-C, Rev., 5.25%, 1/1/2035	9,000	9,705
State of Illinois
GO, 4.13%, 8/8/2023	30	30
Series 2018A, GO, 4.00%, 5/1/2024	50	50
Series D, GO, 5.00%, 11/1/2024	15,715	15,988
GO, 5.00%, 1/1/2025	700	714
GO, 5.00%, 11/1/2025	1,750	1,806
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,161

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 2/1/2026	4,900	5,079
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,431
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 1/1/2028	150	156
GO, 4.50%, 2/1/2029	450	453
Series 2018A, GO, 5.00%, 5/1/2030	35	38
GO, 4.13%, 11/1/2031	40	41
Series 2022B, GO, 5.00%, 3/1/2032	10,000	11,162
GO, 4.00%, 6/1/2032	100	101
Series B, GO, 4.00%, 10/1/2032	2,300	2,344
Series 2022-B, GO, 5.00%, 10/1/2032	18,000	20,138
Series 2022B, GO, 5.00%, 3/1/2033	12,500	13,869
Series 2022A, GO, 5.00%, 3/1/2034	10,765	11,862
Series 2022A, GO, 5.00%, 3/1/2035	12,000	13,123
Series 2021A, GO, 5.00%, 3/1/2036	5,940	6,398
Series B, GO, 4.00%, 12/1/2037	5,000	4,896
Series 2021A, GO, 4.00%, 3/1/2038	1,705	1,665
GO, 5.00%, 2/1/2039	2,275	2,282
Series 2021A, GO, 4.00%, 3/1/2039	2,975	2,879
Series 2021A, GO, 4.00%, 3/1/2040	1,300	1,246
Series C, GO, 4.00%, 11/1/2042	5,880	5,490
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,218
State of Illinois, Sales Tax
Rev., 5.00%, 6/15/2023	40	40
Series D, Rev., 5.00%, 6/15/2024	40	40
Series A, Rev., 4.00%, 6/15/2029	150	153
Series 2018-A, Rev., 4.00%, 6/15/2035	975	984
Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	153
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	631
Rev., AGM, 4.00%, 3/1/2027	375	384
Rev., AGM, 4.00%, 3/1/2028	1,000	1,024
Village of Westmont GO, 4.00%, 1/1/2027	45	46
Will County Community Unit School District No. 365-U Valley View
GO, 4.00%, 1/1/2030	975	998
GO, 4.00%, 1/1/2033	1,000	1,021
GO, 3.00%, 7/1/2036	1,700	1,555
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2032	500	571
GO, 5.00%, 12/15/2033	710	810
GO, 5.00%, 12/15/2034	915	1,038
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	42
Total Illinois		268,839
Indiana — 1.5%
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2028	10	11
Carmel Redevelopment Authority, Option Income Tax Lease Rental Series 2014B, Rev., 5.00%, 7/1/2023	25	25

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
City of Franklin, Otterbeit Homes
Series B, Rev., 5.00%, 7/1/2027	400	412
Series B, Rev., 5.00%, 7/1/2030	670	703
Series B, Rev., 5.00%, 7/1/2032	735	771
Series B, Rev., 4.00%, 7/1/2034	705	697
Series B, Rev., 4.00%, 7/1/2035	685	669
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	562
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	3,560
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,379
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	1,550	1,183
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2038	25	27
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,107
Rev., 5.00%, 2/1/2025	500	505
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2033	245	253
Rev., 4.00%, 1/15/2035	550	565
Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2029	130	137
Huntington Countywide School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2035	35	39
Indiana Bond Bank, Hamilton County Projects
Series 2019B, Rev., Zero Coupon, 1/15/2028	350	298
Series 2019B, Rev., Zero Coupon, 7/15/2028	50	42
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	461
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	594
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	595
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	577
Indiana Finance Authority, DePauw University
Series A, Rev., 5.00%, 7/1/2026	365	373
Series 2022-A, Rev., 5.00%, 7/1/2027	520	538
Series A, Rev., 5.00%, 7/1/2028	760	793
Series 2022-A, Rev., 5.00%, 7/1/2029	1,395	1,468
Series 2022-A, Rev., 5.00%, 7/1/2030	1,400	1,482
Series 2022-A, Rev., 5.00%, 7/1/2031	1,530	1,625
Series 2022-A, Rev., 5.00%, 7/1/2032	1,625	1,731
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	103
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2016A, Rev., 5.00%, 10/1/2036	70	73
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2026	10	10
Series 2017B, Rev., 5.00%, 11/1/2032	25	27
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 5.00%, 11/1/2030	500	532
Series 2019A, Rev., 5.00%, 11/1/2031	1,020	1,086
Series 2019A, Rev., 5.00%, 11/1/2032	530	564
Series 2019A, Rev., 5.00%, 11/1/2033	1,110	1,179
Series 2019A, Rev., 5.00%, 11/1/2034	760	807
Series 2019A, Rev., 5.00%, 11/1/2035	665	700
Series 2019A, Rev., 4.00%, 11/1/2036	230	227

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series 2019A, Rev., 4.00%, 11/1/2037	335	325
Series 2019A, Rev., 4.00%, 11/1/2038	340	321
Series 2019A, Rev., 4.00%, 11/1/2039	355	329
Indiana Finance Authority, State Revolving Fund Program
Series 2017B, Rev., 5.00%, 2/1/2026	20	21
Series 2019A, Rev., 5.00%, 2/1/2033	30	33
Series 2018A, Rev., 5.00%, 2/1/2035	100	109
Indiana Housing and Community Development Authority, Vita of Marion Project
Series 2021B, Rev., 4.00%, 4/1/2024	500	489
Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	575
Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,465
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	5,000	4,920
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	250
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	210
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,252
Metropolitan School District of Warren Township Vision 2005 School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 4.00%, 7/10/2032	25	26
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2032	25	27
Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	51
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage Series 2019A, Rev., 5.00%, 7/15/2028	30	33
Whitley County Multi School Building Corp., Ad Valorem Property Tax Rev., 5.00%, 7/15/2038	3,200	3,423
Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	36
Total Indiana		52,385
Iowa — 0.1%
City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	26
County of Linn
COP, 4.00%, 6/1/2030	490	506
COP, 4.00%, 6/1/2034	600	612
COP, 4.00%, 6/1/2035	470	478
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	109
Rev., 5.00%, 9/1/2026	85	81
Rev., 5.00%, 9/1/2028	200	187
Rev., 5.00%, 9/1/2030	110	100
Rev., 5.00%, 9/1/2031	100	90
Rev., 5.00%, 9/1/2036	440	374
Iowa Finance Authority, State Revolving Fund Series 2019A, Rev., 5.00%, 8/1/2031	30	33
Total Iowa		2,596
Kansas — 0.3%
Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2027 (b)	790	858
City of Manhattan, Meadowlark Hills
Series 2021A, Rev., 4.00%, 6/1/2026	315	303
Series 2021A, Rev., 4.00%, 6/1/2027	330	312
Series 2021A, Rev., 4.00%, 6/1/2046	500	355

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
City of Topeka, Kansas Health Care Facilities
Series 2022-B, Rev., 5.13%, 12/1/2026	250	247
Series 2022-A, Rev., 5.75%, 12/1/2033	500	495
City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	24
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,043
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	40	43
State of Kansas Department of Transportation Series B, Rev., 5.00%, 9/1/2035	4,375	4,514
Wyandotte County Unified School District No. 203 Piper
Series 2018A, GO, 5.00%, 9/1/2041	1,000	1,068
Series 2018A, GO, 5.00%, 9/1/2042	30	32
Total Kansas		11,294
Kentucky — 1.4%
City of Henderson, Pratt Paper LLC Project Series 2022B, Rev., AMT, 4.45%, 1/1/2042 (d)	500	470
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,102
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	8,918
Series B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,802
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,056
Kentucky Economic Development Finance Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,339
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,068
Series 2019A-1, Rev., 5.00%, 8/1/2035	500	528
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,645
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,808
Kentucky Municipal Power Agency, Prairie State Project Series A, Rev., NATL - RE, 5.00%, 9/1/2024	50	51
Kentucky Public Energy Authority, Gas Supply
Series 2019C, Rev., 4.00%, 2/1/2028 (c)	10,300	10,210
Series 2022A-1, Rev., 4.00%, 8/1/2030 (c)	6,110	5,948
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2024	40	41
Warren County School District Finance Corp. Rev., 5.00%, 6/1/2025	100	103
Total Kentucky		47,089
Louisiana — 0.3%
City of Shreveport, Water and Sewer Series 2016B, Rev., 5.00%, 12/1/2031	75	78
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2026	500	526
Series 2018C, Rev., 5.00%, 12/1/2028	400	427
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	328
Series C, Rev., 5.00%, 12/1/2029	1,500	1,601
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	547
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	400	438
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	488
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	326
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	429

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	444
Louisiana Public Facilities Authority, Materra Campus Project
Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245	224
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,330	1,050
Series 2021C, Rev., 4.00%, 6/1/2041 (d)	440	347
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	338
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	365
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	553
Louisiana Public Facilities Authority, Tulane University Project Series 2016A, Rev., 5.00%, 12/15/2027	160	170
Louisiana State University and Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2024 (b)	75	75
Total Louisiana		8,754
Maine — 0.0% ^
City of Portland GO, 5.00%, 4/1/2024	25	25
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	25
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2036	950	952
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	718
Total Maine		1,720
Maryland — 2.0%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,172
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	14,396
County of Anne Arundel, Consolidated General Improvements
GO, 5.00%, 10/1/2034	3,360	3,571
GO, 5.00%, 10/1/2035	2,395	2,534
GO, 5.00%, 10/1/2037	3,400	3,575
County of Anne Arundel, Consolidated Water and Sewer
GO, 5.00%, 10/1/2034	1,875	1,993
GO, 5.00%, 10/1/2035	1,925	2,038
County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	25	26
County of Prince George's, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	11
Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2040	875	763
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	140
Rev., 4.00%, 7/1/2040	215	203
Rev., 4.00%, 7/1/2045	800	742
Rev., 4.00%, 7/1/2050	1,295	1,154
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,006
Rev., 4.00%, 7/1/2036	1,000	1,002
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,233
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Series 2021A, Rev., 5.00%, 6/1/2029	150	159
Series 2021A, Rev., 5.00%, 6/1/2031	175	189
Series 2021A, Rev., 5.00%, 6/1/2033	200	214
Series 2021A, Rev., 4.00%, 6/1/2034	350	347
Series 2021A, Rev., 4.00%, 6/1/2035	475	465

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Series 2021A, Rev., 4.00%, 6/1/2037	445	424
Series 2021A, Rev., 4.00%, 6/1/2039	465	434
Series 2021A, Rev., 4.00%, 6/1/2040	250	231
State of Maryland, State and Local Facilities Loan of 2017
Series 2017A, GO, 5.00%, 3/15/2024	40	41
Series A, GO, 4.00%, 3/15/2030	7,260	7,495
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	13,037
Rev., GTD, 4.00%, 6/1/2048	10,870	10,750
Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., GTD, 5.00%, 6/1/2030	25	28
Total Maryland		70,373
Massachusetts — 2.6%
City of Lawrence, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 4.00%, 6/1/2036	1,215	1,254
Commonwealth of Massachusetts Series A, GO, 5.00%, 7/1/2036	3,535	3,647
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,222
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	9,460	9,662
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	13,125	13,053
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	9,853
Series 2017A, GO, 5.00%, 4/1/2033	10,000	10,770
Series 2017D, GO, 5.00%, 2/1/2036	40	43
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018A, GO, 5.00%, 1/1/2040	35	37
Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	35
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,348
Massachusetts Bay Transportation Authority, Sales Tax
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	27
Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,710
Series 2005A, Rev., 5.00%, 7/1/2031	1,255	1,465
Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,114
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	1,200	1,127
Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	83
Massachusetts Development Finance Agency, Milford Regional Medical Center
Series G, Rev., 5.00%, 7/15/2023 (d)	120	120
Series G, Rev., 5.00%, 7/15/2024 (d)	130	131
Series G, Rev., 5.00%, 7/15/2025 (d)	120	120
Series G, Rev., 5.00%, 7/15/2027 (d)	320	319
Series G, Rev., 5.00%, 7/15/2029 (d)	600	595
Series G, Rev., 5.00%, 7/15/2031 (d)	675	664
Series G, Rev., 5.00%, 7/15/2032 (d)	400	390
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.13%, 1/1/2040	410	371
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2029	440	464
Rev., 5.00%, 7/1/2030	720	759
Rev., 5.00%, 7/1/2031	620	653
Rev., 5.00%, 7/1/2032	770	809
Rev., 5.00%, 7/1/2033	800	839
Rev., 5.00%, 7/1/2034	550	576

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,403
Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,274
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,373
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,251
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated Series 2019C, Rev., 5.00%, 1/1/2035	40	44
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,186
Series C, Rev., 5.00%, 8/1/2030	55	59
Series B, Rev., AGM, 5.25%, 8/1/2036	20	25
Town of Stoughton, Municipal Purpose Loan GO, 4.00%, 10/15/2038	50	50
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	116
Total Massachusetts		89,041
Michigan — 1.1%
Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	41
Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	49
Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	69
City of Detroit, Unlimited Tax
Series 2021-A, GO, 5.00%, 4/1/2035	555	570
Series 2021-A, GO, 5.00%, 4/1/2037	475	480
City of Grand Rapids, Sanitary Sewer System
Rev., 5.00%, 1/1/2029	350	365
Rev., 5.00%, 1/1/2033	1,400	1,455
Rev., 5.00%, 1/1/2036	160	178
Rev., 5.00%, 1/1/2038	35	37
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	91
Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	25
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project
Rev., 4.00%, 5/15/2027	2,365	2,278
Rev., 5.00%, 5/15/2037	4,575	4,316
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2032	1,500	1,657
GO, AGM, 5.00%, 11/1/2034	1,045	1,143
GO, AGM, 5.00%, 11/1/2037	1,750	1,879
Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	50
Hartford Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2037	35	35
Holland School District GO, AGM, 4.00%, 5/1/2035	25	25
Holt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	45	49
Hudsonville Public Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	29
Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	37
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Series 2020B-2, Rev., 2.63%, 5/15/2025	110	105
Series 2020B-1, Rev., 2.88%, 5/15/2026	1,545	1,456
Lansing Community College, Building and Site, Limited Tax
GO, 5.00%, 5/1/2030	600	653

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
GO, 5.00%, 5/1/2032	635	691
Lawrence Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2026	30	30
Macomb Interceptor Drain Drainage District, Limited Tax GTD, 5.00%, 5/1/2028	85	93
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	473
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2024	15	15
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2035	1,900	1,847
Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	448
Michigan Finance Authority, Lawrence Technological University
Rev., 4.00%, 2/1/2027	50	48
Rev., 4.00%, 2/1/2032	95	88
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project Series 2014D-4, Rev., 5.00%, 7/1/2034	50	51
Michigan Finance Authority, Trinity Health Credit Group
Series 2019MI-1, Rev., 5.00%, 12/1/2024	30	31
Series 2017MI, Rev., 5.00%, 12/1/2027	50	54
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	135
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,793
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	138
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	994
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	50	52
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (c)	1,125	1,116
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2029	1,700	1,693
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,226
Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	50
Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	27
South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	25
State of Michigan, Environmental Program Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,393
University of Michigan
Series 2019A, Rev., 5.00%, 4/1/2029	25	28
Rev., 5.00%, 4/1/2031	15	16
Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	27
Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2034	25	26
Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	41
West Ottawa Public Schools, Unlimited Tax
GO, AGM, 4.00%, 11/1/2039	1,055	1,058
GO, AGM, 4.00%, 11/1/2040	700	697
Total Michigan		38,476
Minnesota — 0.6%
Chisholm Independent School District No. 695
Series 2023A, GO, Zero Coupon, 2/1/2035	950	604
Series 2023A, GO, Zero Coupon, 2/1/2036	845	505
Series 2023A, GO, Zero Coupon, 2/1/2037	615	346
Series 2023A, GO, Zero Coupon, 2/1/2038	825	436
City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	10

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	5,830
Series 2018A, Rev., 4.00%, 11/15/2038	750	695
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	1,741
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,013
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	26
City of Woodbury, Charter School Lease
Series 2020A, Rev., 3.00%, 12/1/2030	230	209
Series 2020A, Rev., 4.00%, 12/1/2040	200	176
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	355	323
Series 2021A, Rev., 4.00%, 7/1/2041	445	352
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 4.00%, 7/1/2031	800	726
Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,245
Series 2021A, Rev., 4.00%, 7/1/2041	930	720
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	215	217
Series 2019B, COP, 5.00%, 2/1/2025	190	195
Series 2019B, COP, 5.00%, 2/1/2026	200	208
Series 2019B, COP, 5.00%, 2/1/2027	185	196
Series 2019B, COP, 5.00%, 2/1/2028	175	188
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,515
Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	143
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019C, Rev., 5.00%, 1/1/2026	100	104
Series A, Rev., 5.00%, 1/1/2026	25	26
Series A, Rev., 5.00%, 1/1/2027	85	90
Series A, Rev., 5.00%, 1/1/2032	35	37
Series 2019A, Rev., 5.00%, 1/1/2034	50	55
Minnesota Municipal Gas Agency
Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2026	1,000	1,002
Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	535	536
Round Lake-Brewster Independent School District No. 2907
Series 2023A, GO, 5.00%, 2/1/2035	765	878
Series 2023A, GO, 5.00%, 2/1/2036	575	652
Series 2023A, GO, 5.00%, 2/1/2037	725	812
Series 2023A, GO, 5.00%, 2/1/2038	440	487
Total Minnesota		22,298
Mississippi — 1.2%
City of Tupelo GO, 4.00%, 12/1/2030	45	47
Mississippi Development Bank, Community College Improvement Project Rev., 4.00%, 3/1/2034	230	238
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2025	35	36
Mississippi Development Bank, Department of Transportation, Industrial Development Authority Series 2015A, Rev., 5.00%, 1/1/2026	35	36

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	101
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (b)	5,030	5,196
Series 2018A, GO, 5.00%, 11/1/2026 (b)	11,595	12,350
Series 2019B, GO, 5.00%, 10/1/2033	30	34
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,168
State of Mississippi, Gaming Tax
Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,036
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,571
Total Mississippi		41,813
Missouri — 0.8%
City of Bridgeton Series 2021A, Rev., 4.00%, 12/1/2031	115	120
City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5
City of Kansas Series 2023A, Rev., 4.00%, 12/1/2047	1,750	1,702
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	25
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	226
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2019A, Rev., 5.00%, 11/15/2032	135	145
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	551
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,398
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	967
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	925
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	106
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2014A, Rev., 4.00%, 6/1/2023	100	100
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2024	300	301
Rev., 5.00%, 9/1/2025	315	318
Rev., 5.00%, 9/1/2026	620	629
Rev., 5.00%, 9/1/2029	1,420	1,454
Rev., 5.00%, 9/1/2031	100	102
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	2,815	2,766
Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	36
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,335
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,402
Series 2019-B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,918
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2015B, Rev., 5.00%, 5/1/2031	530	544
Series B, Rev., 5.00%, 5/1/2032	1,900	1,951
Series B, Rev., 5.00%, 5/1/2033	3,185	3,271
Series B, Rev., 5.00%, 5/1/2034	1,670	1,715
Series B, Rev., 5.00%, 5/1/2035	2,125	2,182
Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	26
Total Missouri		27,220

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Montana — 0.5%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	317
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,103
Series 2019A, Rev., 5.00%, 7/1/2030	690	761
Series 2019A, Rev., 5.00%, 7/1/2031	870	960
Series 2019A, Rev., 5.00%, 7/1/2032	720	794
Series 2019A, Rev., 5.00%, 7/1/2033	565	622
Series 2019A, Rev., 5.00%, 7/1/2034	545	599
Series 2019A, Rev., 5.00%, 7/1/2035	550	600
Series 2019A, Rev., 5.00%, 7/1/2036	800	868
Series 2019A, Rev., 5.00%, 7/1/2038	850	913
Series 2019A, Rev., 5.00%, 7/1/2039	840	900
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,346
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (d)	2,000	1,824
Gallatin County School District No. 44 Belgrade, School Building
GO, 5.00%, 6/1/2028	250	273
GO, 4.00%, 6/1/2029	290	305
GO, 4.00%, 6/1/2030	230	241
GO, 4.00%, 6/1/2031	220	231
GO, 4.00%, 6/1/2032	255	266
GO, 4.00%, 6/1/2033	155	162
GO, 4.00%, 6/1/2034	175	182
GO, 4.00%, 6/1/2035	270	280
GO, 4.00%, 6/1/2037	410	417
GO, 4.00%, 6/1/2038	375	376
GO, 4.00%, 6/1/2039	385	386
Montana Facility Finance Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2038	465	462
Montana State Board of Regents, Montana State University Series 2019B, Rev., 5.00%, 11/15/2028	55	61
Total Montana		17,249
Nebraska — 1.5%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2042	1,500	1,528
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	9,000	9,042
Central Plains Energy Project, Gas Project No. 5 Series 1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,602
City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	156
City of Lincoln, Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	42
Series 2020A, Rev., 5.00%, 9/1/2033	30	34
City of Lincoln, Water Rev., 5.00%, 8/15/2028	105	116
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 11/15/2031	1,825	1,864
City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	78
County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	15
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 5.00%, 11/15/2026	400	420
Series 2020A, Rev., 5.00%, 11/15/2029	285	313
Series 2020A, Rev., 5.00%, 11/15/2030	225	250
Series 2020A, Rev., 5.00%, 11/15/2031	275	304
Series 2020A, Rev., 5.00%, 11/15/2033	625	688

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Series 2020A, Rev., 5.00%, 11/15/2034	600	657
Series 2020A, Rev., 4.00%, 11/15/2035	550	554
Series 2020A, Rev., 4.00%, 11/15/2036	425	426
Series 2020A, Rev., 4.00%, 11/15/2037	525	519
Series 2020A, Rev., 4.00%, 11/15/2038	600	587
Series 2020A, Rev., 4.00%, 11/15/2039	600	584
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2031	25	26
Douglas County School District No. 001, Omaha Public
GO, 4.00%, 12/15/2041	10,000	9,806
GO, 4.00%, 12/15/2042	10,000	9,804
Douglas County School District No. 010, Elkhorn Public Schools
GO, 5.00%, 12/15/2027	175	191
GO, 5.00%, 12/15/2028	180	200
GO, 5.00%, 12/15/2029	250	283
GO, 5.00%, 12/15/2030	450	511
GO, 5.00%, 12/15/2031	325	369
GO, 4.00%, 12/15/2032	165	172
GO, 4.00%, 12/15/2033	185	192
GO, 4.00%, 12/15/2034	350	362
GO, 4.00%, 12/15/2035	350	360
Municipal Energy Agency of Nebraska, Power Supply System Series 2022A, Rev., 5.00%, 4/1/2030	180	203
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	153
Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,017
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,263
Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,280
Omaha Public Power District, Electric System
Series 2019A, Rev., 5.00%, 2/1/2031	35	39
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,355
Series 2017A, Rev., 5.00%, 2/1/2036	1,750	1,887
Series 2017A, Rev., 5.00%, 2/1/2037	2,000	2,145
Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	500	520
Total Nebraska		52,917
Nevada — 0.2%
Clark County School District, Limited Tax
Series 2017A, GO, 5.00%, 6/15/2026	2,080	2,185
Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,215	1,208
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	116
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax Series 2015A, GO, 4.00%, 7/1/2033	75	76
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility
Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	202
Series 2015C, Rev., 5.00%, 7/1/2027	195	209
County of Clark, Southern California Edison Co. Series 2008-A, Rev., 2.10%, 6/1/2031	1,215	1,001
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2028	1,165	1,279

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	87
Rev., 5.00%, 2/1/2042	150	159
Las Vegas Valley Water District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2030	40	45
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	27
Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	46
Total Nevada		6,640
New Jersey — 4.2%
Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 8/15/2034	50	55
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,043
Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	86
New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 4.00%, 7/1/2034	200	200
New Jersey Economic Development Authority, School Facilities Construction
Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,150
Series 2021QQQ, Rev., 4.00%, 6/15/2034	500	511
Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,085
Series 2021QQQ, Rev., 4.00%, 6/15/2035	400	405
Series 2021QQQ, Rev., 4.00%, 6/15/2036	575	577
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,301
New Jersey Economic Development Authority, State Police Barracks Project Rev., 5.00%, 6/15/2023	75	75
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,484
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,184
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	11,045
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	10,009
Series A, Rev., 5.00%, 6/15/2031	11,500	11,990
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 7/3/2023	5,000	5,003
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,147
Series 2020AA, Rev., 4.00%, 6/15/2035	870	882
Series 2020AA, Rev., 4.00%, 6/15/2037	2,800	2,777
Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	980
Series A, Rev., 4.00%, 6/15/2041	2,000	1,911
Series A, Rev., 4.00%, 6/15/2042	3,000	2,862
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	105
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2031	28,340	30,180
GO, 4.00%, 6/1/2032	28,260	30,139
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	3,645	3,689
Series 2018A, Rev., 5.00%, 6/1/2025	3,500	3,598
Series 2018A, Rev., 5.00%, 6/1/2026	3,500	3,657
Series 2018A, Rev., 5.00%, 6/1/2028	3,000	3,219
Series 2018A, Rev., 5.00%, 6/1/2029	4,500	4,835
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	999
Township of Harrison GO, 4.00%, 8/1/2023	25	25

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of Hazlet GO, 4.00%, 8/1/2023	25	25
Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	35
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,551
Washington Borough Board of Education Series 2021, GO, AGM, 4.00%, 7/15/2031	25	27
Watchung School District
GO, 4.00%, 3/1/2039	420	423
GO, 4.00%, 3/1/2041	960	962
Total New Jersey		145,231
New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2030	800	880
GO, 5.00%, 8/1/2031	850	933
GO, 5.00%, 8/1/2032	1,050	1,152
GO, 5.00%, 8/1/2033	1,385	1,519
GO, 5.00%, 8/1/2035	1,980	2,157
City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	52
County of Bernalillo Series 1996B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	670	710
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt Series 2019C-1, Rev., 4.00%, 6/15/2035	25	26
State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	183
Total New Mexico		7,612
New York — 14.3%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	685	627
Rev., 4.00%, 7/1/2036	1,440	1,228
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
Series 2020A, Rev., 4.00%, 11/1/2035	515	498
Series 2020A, Rev., 4.00%, 11/1/2040	1,035	947
Build NYC Resource Corp., Global Community Charter School
Series 2022A, Rev., 4.00%, 6/15/2032	135	129
Series 2022-A, Rev., 5.00%, 6/15/2042	365	352
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022-A, Rev., 5.00%, 7/1/2032	100	105
Series 2022-A, Rev., 5.00%, 7/1/2042	300	303
Series 2022-A, Rev., 5.00%, 7/1/2052	350	346
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	240	195
Series 2021A, Rev., 4.00%, 6/15/2051 (d)	320	236
City of Buffalo Series 2021-A, GO, 5.00%, 4/1/2026	50	53
City of New York Series 2023E, GO, 4.00%, 4/1/2042	18,840	18,522
City of New York, Fiscal Year 2013 Series 2013J, GO, 5.00%, 8/1/2023	55	55
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	9,609
City of New York, Fiscal Year 2018
Series A, GO, 4.00%, 8/1/2023	50	50
Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,384

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2020
Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	28
Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	97
City of New York, Fiscal Year 2023 Series 2023E, GO, 4.00%, 4/1/2045	17,240	16,778
City of Yonkers Series 2022C, GO, AGM, 5.00%, 3/15/2038	35	39
County of Suffolk
Series 2015-B, GO, AGM, 5.00%, 10/1/2023	30	30
Series 2017D, GO, 5.00%, 10/15/2026	105	112
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	880	907
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	27
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2030	20	21
Series 2017A, Rev., 5.00%, 2/15/2037	50	53
Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2023	40	40
Hyde Park Central School District GO, 4.00%, 6/15/2034	125	129
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,499
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,282
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	6,193
Series 2017C-1, Rev., 5.00%, 11/15/2030	4,885	5,195
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,057
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	45	47
Series 2016B-1, Rev., 5.00%, 11/15/2025	150	157
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022-A, Rev., 5.00%, 7/1/2032 (d)	250	243
Series 2022-A, Rev., 5.63%, 7/1/2042 (d)	1,385	1,336
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2033	810	874
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	632
New York City Municipal Water Finance Authority Fiscal Year 2022 Series BB, Subseries BB-1, Rev., 4.00%, 6/15/2045	17,765	17,513
New York City Municipal Water Finance Authority, Water and Sewer System Subseries CC-2, Rev., 4.00%, 6/15/2042	5,000	4,994
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015S-2, Rev., 5.00%, 7/15/2040	50	51
Series S-1, Rev., 5.00%, 7/15/2040	45	46
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	31
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	73
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	45
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	46
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series 2018S-2, Rev., 5.00%, 7/15/2030	25	27
Series 2018S-2, Rev., 5.00%, 7/15/2031	45	49
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	28
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	28

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,043
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	193
New York City Transitional Finance Authority, Future Tax Secured
Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,663
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,700	3,626
Series C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,555
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series 2014B-1, Rev., 5.00%, 11/1/2026	40	41
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	56
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	102
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 202, Rev., 5.00%, 2/1/2031	30	31
Series E-1, Rev., 5.00%, 2/1/2035	7,295	7,614
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2030	5,685	6,121
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,509
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	7,488
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	27
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	10,696
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	41
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	2,670
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2028	20	22
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2034	45	50
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	71
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	32
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	32
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	27
Series C-3, Rev., 5.00%, 5/1/2039	70	75
Series C-3, Rev., 5.00%, 5/1/2041	2,100	2,233
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	138
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	39
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	5,000	5,164
Series 2015AA, Rev., 4.00%, 6/15/2044	25	25
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series EE, Rev., 5.00%, 6/15/2036	5,000	5,335
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018EE, Rev., 5.00%, 6/15/2035	35	36
Series 2018FF, Rev., 5.00%, 6/15/2040	50	53
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	38
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	14,891
Series 2020AA, Rev., 5.00%, 6/15/2040	25	27
Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	152

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	1,878
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	805	732
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,095
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,265
Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,592
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,540
Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,309
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,359
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	2,498
New York Liberty Development Corp., Secured by Port Authority
Series 2021-1WTC, Rev., AGM-CR, 3.00%, 2/15/2042	3,345	2,661
Series 2021-1WTC, Rev., 2.75%, 2/15/2044	2,000	1,472
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,224
New York State Dormitory Authority Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,462
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	725	653
New York State Dormitory Authority, Cornell University Series 2019A, Rev., 5.00%, 7/1/2025	65	68
New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	3,757
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	51
Series 2017A, Rev., 4.00%, 7/1/2035	25	26
Series 2017A, Rev., 4.00%, 7/1/2036	75	76
Series 2019A, Rev., 5.00%, 7/1/2036	45	50
Series 2017A, Rev., 4.00%, 7/1/2037	45	45
Series 2016A, Rev., 5.00%, 7/1/2039	140	145
Series 2019A, Rev., 5.00%, 7/1/2039	25	27
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,396
Series 2019A, Rev., 4.00%, 7/1/2045	13,000	12,504
New York State Dormitory Authority, Rockefeller University Series 2020-A, Rev., 5.00%, 7/1/2053	2,500	2,651
New York State Dormitory Authority, School Districts Financing Program
Series 2019A, Rev., 5.00%, 4/1/2028	80	86
Series 2018A, Rev., 5.00%, 10/1/2030	25	26
Series 2018A, Rev., 5.00%, 10/1/2031	75	79
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	20,015	20,237
Series 2012A, Rev., 5.00%, 2/15/2028	10,000	10,112
Series 2015E, Rev., 5.00%, 3/15/2030	30	31
Series 2021A, Rev., 5.00%, 3/15/2030	7,570	8,544
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	20,253
Series 2019A, Rev., 5.00%, 3/15/2033	95	105
Series 2017B, Rev., 5.00%, 2/15/2042	30	32
Series 2019A, Rev., 5.00%, 3/15/2042	25	27
Series 2019A, Rev., 5.00%, 3/15/2043	95	101
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2028	25	25
Series 2015B, Rev., 5.00%, 3/15/2029	45	47

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2018C, Rev., 5.00%, 3/15/2029	40	44
Series 2016A, Rev., 5.00%, 3/15/2032	35	37
Series 2016A, Rev., 5.00%, 3/15/2033	70	74
Series 2018-C, Rev., 5.00%, 3/15/2036	8,020	8,657
Series 2015B, Rev., 5.00%, 3/15/2038	80	83
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,154
Series B, Rev., 5.00%, 3/15/2039	2,505	2,582
Series 2018E, Rev., 5.00%, 3/15/2041	225	240
Series 2018A, Rev., 5.00%, 3/15/2044	30	32
New York State Dormitory Authority, State University Dormitory Facilities
Series 2018A, Rev., 5.00%, 7/1/2029	1,000	1,099
Series 2017A, Rev., 5.00%, 7/1/2030	750	813
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,406
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	4,865
Series 2018A, Rev., 5.00%, 7/1/2032	3,130	3,435
Series 2017A, Rev., 5.00%, 7/1/2037	230	244
New York State Dormitory Authority, State University of New York Dormitory Facilities
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	5	5
Series 2017A, Rev., 5.00%, 7/1/2042	20	21
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,008
Series 2017E, Rev., 4.00%, 6/15/2037	40	40
Series 2018B, Rev., 5.00%, 6/15/2043	50	54
New York State Environmental Facilities Corp., State Revolving Fund Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,490
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2027	1,250	1,337
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	4,967
Series 2019B, Rev., 4.00%, 1/1/2045	3,900	3,753
New York State Thruway Authority, Personal Income Tax Series 2022-A, Rev., 5.00%, 3/15/2041	12,000	13,207
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2024	10	10
Series 2013C, Rev., 5.00%, 3/15/2032	30	30
Series 2015A, Rev., 5.00%, 3/15/2033	60	62
Series 2019A, Rev., 5.00%, 3/15/2035	25	27
Series 2019A, Rev., 5.00%, 3/15/2037	35	38
Series 2019A, Rev., 5.00%, 3/15/2038	45	48
Series 2019A, Rev., 5.00%, 3/15/2041	70	75
New York State Urban Development Corp., State Sales Tax
Series 2019-A, Rev., 5.00%, 3/15/2039	13,555	14,680
Series 2021-A, Rev., 4.00%, 3/15/2046	2,000	1,958
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2029	1,400	1,443
Rev., AMT, 5.00%, 1/1/2034	9,885	10,166
Rev., AMT, 5.00%, 10/1/2035	3,920	4,066
Rev., AMT, 5.00%, 10/1/2040	5,350	5,411

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	5,000	5,056
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,609
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	160
Port Authority of New York and New Jersey, Consolidated
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	844
Series 209, Rev., 5.00%, 7/15/2035	125	136
Series 224, Rev., 4.00%, 7/15/2041	220	219
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	2,871
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,209
Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	70
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (b)	80	82
Triborough Bridge & Tunnel Authority Sales Tax Series 2023A, Rev., 4.00%, 5/15/2048	7,910	7,536
Triborough Bridge and Tunnel Authority Series D, Rev., 4.00%, 11/15/2038	4,000	4,000
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2016A, Rev., 5.00%, 11/15/2023	20	20
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	156
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,237
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2037	5,250	5,434
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,281
Utility Debt Securitization Authority, Federally Tax-Exempt Series TE, Rev., 5.00%, 12/15/2032	3,500	3,532
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2037	260	259
Series 2022B, Rev., 5.00%, 1/1/2041	250	243
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (d)	3,765	3,572
Series 2021C, Rev., 3.20%, 7/1/2028 (d)	13,350	12,409
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021-A, Rev., 5.00%, 7/1/2041 (d)	10,450	8,565
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.00%, 7/1/2040	1,000	819
Total New York		493,483
North Carolina — 0.9%
City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,116
City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport
Series 2019A, Rev., 5.00%, 7/1/2031	25	28
Series A, Rev., 5.00%, 7/1/2034	25	27
City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2028	25	27
City of Wilmington Series 2014A, Rev., 5.00%, 6/1/2028	400	407
County of Buncombe, Limited Obligation Series 2020A, Rev., 5.00%, 6/1/2033	25	28
County of Duplin Rev., 5.00%, 6/1/2032	25	29
County of Onslow, Public Facilities Company Ltd., Limited Obligation Rev., 5.00%, 10/1/2026	25	27
County of Wake Series 2023B, Rev., 5.00%, 4/1/2038	1,865	2,129
North Carolina Capital Facilities Finance Agency, High Point University Rev., 4.00%, 5/1/2033	2,210	2,254
North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.
Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,175

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,450
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	636
North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2041	415	349
North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group
Series 2020A, Rev., 4.00%, 10/1/2035	650	596
Series 2020A, Rev., 4.00%, 10/1/2040	600	506
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2026	30	32
Series 2020B, Rev., 5.00%, 5/1/2029	25	28
Series 2020B, Rev., 5.00%, 5/1/2031	75	86
State of North Carolina Rev., 5.00%, 3/1/2033	15,345	17,037
University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	48
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2034	1,240	1,372
Rev., 4.00%, 2/1/2040	500	485
Total North Carolina		29,872
North Dakota — 0.0% ^
City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	295
Ohio — 1.7%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group
Rev., 5.00%, 11/15/2028	130	138
Rev., 5.00%, 11/15/2029	275	293
Rev., 5.00%, 11/15/2030	350	376
Rev., 5.00%, 11/15/2031	300	322
Rev., 5.00%, 11/15/2032	350	374
American Municipal Power, Inc., Solar Electricity Prepayment Project
Series 2019A, Rev., 5.00%, 2/15/2024	225	227
Series 2019A, Rev., 5.00%, 2/15/2025	160	164
Series 2019A, Rev., 5.00%, 2/15/2026	200	208
Series 2019A, Rev., 5.00%, 2/15/2027	250	265
Series 2019A, Rev., 5.00%, 2/15/2028	125	134
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	3,830
City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	30
City of Huber Heights, Limited Tax, Various Purpose GO, 5.00%, 12/1/2032	25	26
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 8/1/2033	325	350
Series 2020A, Rev., 5.00%, 8/1/2034	355	384
Series 2020A, Rev., 4.00%, 8/1/2041	905	828
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2031	200	226
Rev., 5.00%, 7/1/2032	225	254
Rev., 5.00%, 7/1/2033	250	282
Rev., 5.00%, 7/1/2034	200	225
Rev., 5.00%, 7/1/2035	200	223
Rev., 5.00%, 7/1/2036	300	332

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Rev., 4.00%, 7/1/2037	200	201
Rev., 4.00%, 7/1/2038	250	250
Rev., 4.00%, 7/1/2039	280	277
Rev., 4.00%, 7/1/2040	200	194
Rev., 4.00%, 7/1/2046	750	656
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,151
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	1,105	1,055
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	215
Series 2020B, Rev., 4.00%, 7/1/2029	265	250
Series 2020B, Rev., 4.00%, 7/1/2030	875	817
Series 2020B, Rev., 4.00%, 7/1/2031	925	854
Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,313
Series 2020B, Rev., 4.00%, 7/1/2033	385	347
Series 2020B, Rev., 4.00%, 7/1/2034	475	423
Series 2020B, Rev., 4.00%, 7/1/2035	365	319
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	4,960
County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	52
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	175	167
Rev., 5.00%, 5/1/2030	500	475
County of Montgomery, Dayton Children's Hospital Rev., 4.00%, 8/1/2046	950	895
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2013A, Rev., 5.00%, 7/1/2023	1,200	1,201
Series 2013A, Rev., 5.75%, 7/1/2023	2,150	2,153
Series 2019A, Rev., 5.00%, 7/1/2027	740	762
Series 2019A, Rev., 5.00%, 7/1/2031	250	263
Series 2019A, Rev., 4.00%, 7/1/2033	920	913
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014A, Rev., 2.40%, 10/1/2029 (c)	1,820	1,571
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2027	325	328
Rev., 5.00%, 9/1/2028	340	345
Rev., 5.00%, 9/1/2029	360	366
Rev., 5.00%, 9/1/2031	395	403
Rev., 5.00%, 9/1/2032	420	429
Rev., 5.75%, 9/1/2037	1,400	1,451
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	500	508
Rev., 5.00%, 12/1/2032	395	413
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	97
Rev., 3.00%, 11/1/2025	605	571
Rev., 3.00%, 11/1/2026	585	542
Rev., 3.00%, 11/1/2027	645	588
Rev., 3.00%, 11/1/2028	655	587
Rev., 5.00%, 11/1/2034	1,520	1,492

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,188
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	735
Rev., 5.00%, 3/1/2034	3,000	3,037
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2036	460	498
Rev., 4.00%, 5/1/2037	595	579
Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	22
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2030	50	55
Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	58
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2029	25	27
Series 2019B, Rev., 5.00%, 12/1/2035	55	61
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (d)	245	211
State of Ohio Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,622
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects Series 2017A, Rev., 5.00%, 4/1/2027 (b)	760	818
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	38
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	183
State of Ohio, Higher Education Series 2018-A, GO, 5.00%, 2/1/2024	25	25
State of Ohio, Major New Infrastructure Project Series 1, Rev., 5.00%, 12/15/2029	7,000	7,381
Total Ohio		57,883
Oklahoma — 0.3%
Grand River Dam Authority Series 2016A, Rev., 5.00%, 6/1/2031	60	64
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project Rev., 4.00%, 9/1/2028	675	695
Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	25
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2025	510	528
Rev., 5.00%, 10/1/2026	500	525
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	5,718
Oklahoma Turnpike Authority, Second Senior
Series 2017C, Rev., 5.00%, 1/1/2036	25	26
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,062
Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	31
University of Oklahoma (The), Tax Exempt Series 2014C, Rev., 5.00%, 7/1/2031	50	50
Total Oklahoma		9,724
Oregon — 0.9%
City of Medford, Limited Tax GO, 5.00%, 7/15/2023 (b)	25	25
City of Portland Sewer System Series 2023A, Rev., 5.00%, 12/1/2043	1,040	1,161
City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	723
City of Portland, Sewer System, Second Lien Series 2019A, Rev., 5.00%, 3/1/2031	85	95
City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2031	45	51
City of Tualatin GO, 5.00%, 6/15/2028	15	17
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2024	200	203

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Series 2020A, Rev., 5.00%, 10/1/2025	200	204
Series 2020A, Rev., 5.00%, 10/1/2026	125	129
Series 2020A, Rev., 5.00%, 10/1/2027	150	156
Series 2020A, Rev., 5.00%, 10/1/2028	175	184
Series 2020A, Rev., 5.00%, 10/1/2029	300	318
Series 2020A, Rev., 5.00%, 10/1/2030	300	321
Series 2020A, Rev., 5.00%, 10/1/2035	140	147
Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,184
Oregon State Lottery
Series 2014C, Rev., 5.00%, 4/1/2024	25	25
Series 2015C, Rev., 5.00%, 4/1/2026	200	206
Series 2014A, Rev., 5.00%, 4/1/2027	100	101
Series A, Rev., 5.00%, 4/1/2031	1,900	2,033
Series A, Rev., 5.00%, 4/1/2032	1,750	1,871
Series A, Rev., 5.00%, 4/1/2033	3,500	3,733
Series A, Rev., 5.00%, 4/1/2035	2,470	2,619
Port of Portland, International Airport Series 27A, Rev., AMT, 4.00%, 7/1/2039	2,500	2,403
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375	301
State of Oregon, Article XI-G State Projects
Series L, GO, 5.00%, 8/1/2035	1,930	2,062
Series L, GO, 5.00%, 8/1/2036	1,975	2,099
State of Oregon, Article XI-Q State Projects Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,044
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	44
Tualatin Valley Water District Series 2023, Rev., 5.00%, 6/1/2045	3,265	3,632
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	978
Washington and Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2024 (b)	105	107
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021A, Rev., 5.00%, 11/15/2036	610	524
Series 2021A, Rev., 5.00%, 11/15/2046	770	585
Series 2021A, Rev., 5.00%, 11/15/2051	550	404
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	5
GO, 4.00%, 6/15/2035	75	76
Total Oregon		31,770
Pennsylvania — 4.2%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	40	40
Allegheny County Higher Education Building Authority, Chatham University
Rev., 5.00%, 9/1/2026	130	132
Rev., 5.00%, 9/1/2027	250	254
Series 2016A, Rev., 5.00%, 9/1/2028	655	669
Rev., 5.00%, 9/1/2029	740	756
Rev., 5.00%, 9/1/2030	770	786
Rev., 5.00%, 9/1/2031	360	366
Rev., 5.00%, 9/1/2032	380	383
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,447

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2018A, Rev., 5.00%, 4/1/2029	8,785	9,316
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,300
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,025
Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	5
Allentown City School District, Limited Tax
Series B, GO, 5.00%, 2/1/2029	3,110	3,383
Series B, GO, 5.00%, 2/1/2030	4,300	4,717
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2028	1,535	876
Berks County Municipal Authority (The), Tower Health Project
Series 2020B-1, Rev., 5.00%, 2/1/2025 (c)	8,000	4,569
Series 2020A, Rev., 5.00%, 2/1/2028	1,000	571
Bucks County Industrial Development Authority, Grand View Hospital Project
Rev., 5.00%, 7/1/2025	370	368
Rev., 5.00%, 7/1/2026	450	447
Rev., 5.00%, 7/1/2027	475	471
Rev., 5.00%, 7/1/2028	500	495
Rev., 5.00%, 7/1/2029	500	493
Rev., 5.00%, 7/1/2030	675	661
Rev., 5.00%, 7/1/2031	1,150	1,116
Rev., 5.00%, 7/1/2032	500	480
Rev., 5.00%, 7/1/2033	1,170	1,117
Rev., 5.00%, 7/1/2034	1,300	1,237
Rev., 5.00%, 7/1/2035	1,055	998
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT4, Rev., 4.00%, 11/1/2036	535	491
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2034	400	448
Rev., 5.00%, 12/1/2035	175	195
Rev., 5.00%, 12/1/2036	305	338
Rev., 5.00%, 12/1/2037	450	496
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program Series 2021TT1, Rev., 4.00%, 5/1/2036	100	90
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	261
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,290
Rev., 5.00%, 6/1/2025	1,875	1,922
Rev., 5.00%, 6/1/2026	1,120	1,166
Rev., 5.00%, 6/1/2027	1,500	1,584
Rev., 5.00%, 6/1/2028	2,620	2,810
Rev., 5.00%, 6/1/2029	1,120	1,204
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 6/15/2024 (b)	50	51
Series 2018A, COP, 5.00%, 7/1/2028	400	435
Series 2018A, COP, 5.00%, 7/1/2029	300	326
Series 2018A, COP, 5.00%, 7/1/2030	375	409
Series 2018A, COP, 5.00%, 7/1/2031	425	465
Series 1, GO, 4.00%, 4/1/2033	5,000	5,003
Series 2018A, COP, 5.00%, 7/1/2034	450	490

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	53
County of Berks GO, 5.00%, 11/15/2023	20	20
County of Cambria
Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	515
Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	514
Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	717
County of Chester GO, 4.00%, 7/15/2036	20	20
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2026	30	32
Series 2017A, Rev., 5.00%, 10/1/2030	40	43
Series 2017A, Rev., 5.00%, 10/1/2042	70	73
Delaware Valley Regional Finance Authority, Local Government Series D, Rev., 4.00%, 3/1/2029	2,000	2,086
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	1,790
Rev., 5.00%, 7/15/2030	2,000	2,103
Rev., 5.00%, 7/15/2031	1,450	1,523
Rev., 5.00%, 7/15/2032	1,525	1,601
Rev., 5.00%, 7/15/2034	1,675	1,755
Rev., 4.00%, 7/15/2043	5,670	5,184
Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	55
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,391
Series B, Rev., AGM, 5.00%, 12/1/2033	800	899
Series 2018D, Rev., 4.00%, 12/1/2036	35	36
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,236
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	314
Series 2021A, Rev., 4.00%, 5/1/2041	890	702
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2027	815	837
Rev., 5.00%, 4/1/2028	600	621
Rev., 5.00%, 4/1/2029	815	852
Rev., 5.00%, 4/1/2030	760	799
Rev., 5.00%, 4/1/2031	705	740
Rev., 5.00%, 4/1/2032	945	991
Rev., 5.00%, 4/1/2033	920	964
Rev., 5.00%, 4/1/2034	520	543
Rev., 4.00%, 4/1/2036	515	482
Rev., 4.00%, 4/1/2037	545	500
Rev., 4.00%, 4/1/2038	695	627
Rev., 4.00%, 4/1/2039	305	272
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,341
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,823
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	245

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project
Rev., 4.00%, 12/1/2024	155	154
Rev., 4.00%, 12/1/2025	150	149
Rev., 4.00%, 12/1/2026	150	150
Rev., 4.00%, 12/1/2027	200	200
Rev., 4.00%, 12/1/2028	205	206
Rev., 4.00%, 12/1/2029	250	251
Rev., 4.00%, 12/1/2030	300	301
Rev., 4.00%, 12/1/2031	300	301
Rev., 4.00%, 12/1/2032	435	436
Rev., 4.00%, 12/1/2033	400	400
Rev., 4.00%, 12/1/2034	165	164
Rev., 4.00%, 12/1/2035	175	173
Rev., 4.00%, 12/1/2036	175	170
Rev., 4.00%, 12/1/2037	100	96
Rev., 4.00%, 12/1/2038	100	95
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2025 (b)	1,800	1,879
Series E, GO, 5.00%, 11/15/2025 (b)	810	846
North Allegheny School District, Limited Tax GO, 4.00%, 5/1/2038	40	40
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project Rev., 4.00%, 7/1/2033	1,750	1,635
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,763
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015A, Rev., 5.00%, 10/1/2023	30	30
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2031	50	55
Rev., 5.00%, 8/15/2040	100	102
Pennsylvania Turnpike Commission
Series 2023, Rev., 5.00%, 12/1/2038	330	363
Series B, Rev., 4.00%, 12/1/2039	2,250	2,245
Series 2023, Rev., 5.00%, 12/1/2039	320	350
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,093
Pennsylvania Turnpike Commission, Subordinate Series B, Rev., 4.00%, 12/1/2038	1,500	1,513
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	335	316
Philadelphia Authority for Industrial Development, Holy Family University Project
Series 2023, Rev., 5.00%, 9/1/2030 (e)	835	907
Series 2023, Rev., 5.50%, 9/1/2037 (e)	2,135	2,392
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	266
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	375	307
Series 2021A, Rev., 4.00%, 6/1/2051	400	299
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,528
School District of the City of Erie (The)
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,349
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,091
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	547

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
School District of the City of Erie (The), Limited Tax
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	555
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	593
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	338
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	465
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	574
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,190
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	901
Spring-Ford Area School District GO, 5.00%, 6/1/2023	50	50
St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	27
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	50
Township of Hampton GO, 4.00%, 1/1/2039	45	45
Township of Lower Paxton GO, 4.00%, 4/1/2033	35	36
Township of Spring GO, 5.00%, 11/15/2028	25	28
Upper Merion Area School District GO, 5.00%, 1/15/2026 (b)	675	708
West Chester Area School District GO, 4.00%, 5/15/2039	40	40
Wilkes-Barre Area School District
GO, 3.50%, 4/15/2038	370	345
GO, 3.50%, 4/15/2039	235	219
GO, 3.75%, 4/15/2044	1,500	1,373
Total Pennsylvania		143,950
Puerto Rico — 0.3%
Puerto Rico Public Finance Corp. Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (b)	10,000	10,806
Rhode Island — 0.0% ^
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	26
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	459
Total Rhode Island		485
South Carolina — 0.2%
Berkeley County School District Rev., 5.00%, 12/1/2023	1,505	1,516
Charleston County Airport District Rev., 5.00%, 7/1/2026	100	106
City of Columbia
Rev., 5.00%, 2/1/2035	125	147
Rev., 5.00%, 2/1/2036	100	116
Rev., 5.00%, 2/1/2038	160	183
City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	517
Lexington County Health Services District, Inc., LexMed Obligated Group
Rev., 5.00%, 11/1/2025	140	144
Rev., 5.00%, 11/1/2029	575	611
Rev., 4.00%, 11/1/2030	750	764
Rev., 4.00%, 11/1/2031	500	509
Rev., 4.00%, 11/1/2032	535	545
Rev., 4.00%, 11/1/2033	200	203
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Series 2021A, Rev., 8.75%, 7/1/2025 (d)	625	679
Total South Carolina		6,040

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Dakota — 0.0% ^
Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	26
Tennessee — 7.2%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,000	1,071
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,068
Series 2019A-1, Rev., 5.00%, 8/1/2034	750	798
Series 2019A-1, Rev., 5.00%, 8/1/2035	510	539
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	49
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	113
City of Knoxville, Electric System Series 2017-II, Rev., 5.00%, 7/1/2023	25	25
County of Sullivan GO, 4.00%, 5/1/2045	40	39
Franklin Special School District, School Improvement, Limited Tax GO, 5.00%, 6/1/2028	100	110
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2023	4,860	4,865
Series 2018-A, Rev., 5.00%, 7/1/2023	4,840	4,845
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital
Rev., 5.00%, 11/15/2025	855	885
Rev., 5.00%, 11/15/2027	800	849
Rev., 4.00%, 11/15/2043	6,145	5,745
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2030	545	589
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	2,590	2,190
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2024	15	15
Series C, GO, 5.00%, 7/1/2025 (b)	5,500	5,708
GO, 5.00%, 7/1/2029	27,295	30,105
GO, 5.00%, 1/1/2031	15	16
GO, 4.00%, 7/1/2031	17,400	17,936
GO, 5.00%, 7/1/2031	10,000	10,966
GO, 4.00%, 7/1/2036	24,290	24,734
GO, 4.00%, 7/1/2037	16,205	16,414
Metropolitan Nashville Airport Authority (The)
Series 2022-B, Rev., AMT, 5.50%, 7/1/2036	600	676
Series 2022-B, Rev., AMT, 5.50%, 7/1/2037	1,500	1,676
Series 2022-B, Rev., AMT, 5.50%, 7/1/2039	2,300	2,548
Series 2022-B, Rev., AMT, 5.50%, 7/1/2040	2,000	2,207
Series 2022-B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,062
Series 2022-B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,191
Series 2022-B, Rev., AMT, 5.25%, 7/1/2047	9,470	10,075
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2033	825	922
Series 2019A, Rev., 5.00%, 7/1/2034	275	307
Series 2019A, Rev., 5.00%, 7/1/2035	545	603
Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	322
Series 2019A, Rev., 5.00%, 7/1/2039	1,000	1,083
Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	657
Series 2019A, Rev., 5.00%, 7/1/2044	1,440	1,539

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Series 2019A, Rev., 5.00%, 7/1/2049	180	191
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,409
Series 2019-B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,120
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	1,817
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	3,133
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	887
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (c)	18,045	18,843
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (c)	57,150	56,902
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,134
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2031	75	82
Total Tennessee		250,060
Texas — 3.9%
Alto Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2030	25	28
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2024	195	194
Series 2021A, Rev., 5.00%, 8/15/2025	205	203
Series 2021A, Rev., 5.00%, 8/15/2026	190	188
Series 2021A, Rev., 5.00%, 8/15/2027	105	104
Series 2021A, Rev., 5.00%, 8/15/2028	35	35
Series 2021A, Rev., 4.00%, 8/15/2029	40	38
Series 2021A, Rev., 4.00%, 8/15/2030	45	42
Series 2021A, Rev., 4.00%, 8/15/2031	45	41
Rev., PSF-GTD, 5.00%, 8/15/2033	125	141
Rev., PSF-GTD, 5.00%, 8/15/2034	150	169
Rev., PSF-GTD, 5.00%, 8/15/2035	200	223
Series 2021A, Rev., 4.00%, 8/15/2036	170	145
Arlington Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2031	40	45
Austin Independent School District Series 2023, GO, 5.00%, 8/1/2040	3,000	3,373
Barbers Hill Independent School District Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,973
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien
Series 2021A, Rev., 2.50%, 10/1/2031	270	228
Series 2021A, Rev., 4.00%, 10/1/2050	895	716
Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	26
Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	25
Central Texas Regional Mobility Authority, Senior Lien
Series 2021B, Rev., 4.00%, 1/1/2040	1,000	968
Series 2021B, Rev., 4.00%, 1/1/2041	1,000	961
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2033	500	506
Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,058
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,058
City of Carrollton GO, 5.00%, 8/15/2024	10	10
City of College Station GO, 5.00%, 2/15/2024	25	25
City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	22
City of Dallas GO, 5.00%, 2/15/2029	2,505	2,573

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Denton GO, 5.00%, 2/15/2025	25	26
City of El Paso GO, 4.00%, 8/15/2031	75	76
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2028	30	33
City of Houston, Airport System, Subordinate Lien
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	183
Series 2018B, Rev., 5.00%, 7/1/2030	85	93
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	265
Series 2021A, Rev., AMT, 5.00%, 7/1/2033	750	819
Series 2018D, Rev., 5.00%, 7/1/2038	65	69
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,600	3,131
City of Houston, Combined Utility System, First Lien
Series 2016B, Rev., 4.00%, 11/15/2031	25	26
Series 2016B, Rev., 4.00%, 11/15/2037	40	40
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (b)	2,000	2,506
City of Houston, Public Improvement Series 2014A, GO, 5.00%, 3/1/2024 (b)	2,600	2,630
City of Irving, Hotel Occupancy, Occupancy Tax GO, 5.00%, 8/15/2028	40	43
City of Irving, Waterworks and Sewer System, New Lien Rev., 5.00%, 8/15/2029	20	22
City of Killeen GO, 4.00%, 8/1/2033	50	51
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	30
Rev., 4.00%, 3/1/2040	100	99
City of McAllen GO, 5.00%, 2/15/2029	355	387
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2024	55	56
City of Pflugerville, Combination Tax, Certificates of Obligation GO, 5.00%, 8/1/2033	30	33
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	26
City of Plano GO, 5.00%, 9/1/2029	1,855	1,994
City of Richardson Series 2016A, GO, 5.00%, 2/15/2025	65	67
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2028	310	336
Rev., 5.00%, 2/1/2029	100	107
Series 2020, Rev., 5.00%, 2/1/2036	30	33
City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	22
City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (b)	1,740	1,753
City of Waco, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	35	38
Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	88
Clifton Higher Education Finance Corp., IDEA Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,831
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,121
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	104
County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	52
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	4,500	4,764
Series 2016A, Rev., 5.00%, 8/15/2036	60	62
County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	49
County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	27
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	28

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	9,905	10,357
Series 2020A, Rev., 5.00%, 12/1/2030	45	51
Rev., 5.00%, 12/1/2031	45	51
Dallas Fort Worth International Airport Series F, Rev., 5.00%, 11/1/2024	5,000	5,033
Fort Bend County Municipal Utility District No. 25, Unlimited Tax GO, 4.00%, 10/1/2024	25	25
Garland Independent School District, Unlimited Tax, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	10
Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	31
Grand Parkway Transportation Corp., System Toll Series 2018A, Rev., 5.00%, 10/1/2034	45	49
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2024	30	31
Series 2014A, Rev., 5.00%, 12/1/2028	185	190
Harris County Toll Road Authority (The), Senior Lien Series 2018A, Rev., 5.00%, 8/15/2023	35	35
Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	30	31
Haskell Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	10	10
Houston Community College System, Combined Fee Rev., 4.00%, 4/15/2031	25	26
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	211
Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	10,639
Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	27
La Porte Independent School District, Unlimited Tax GO, 4.00%, 2/15/2030	20	20
Lewisville Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2026	505	511
Longview Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	80	82
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,106
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2023	25	25
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	2,225	2,180
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Rev., 4.00%, 1/1/2032	420	356
Rev., 4.00%, 1/1/2037	525	409
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	600	446
North Texas Municipal Water District Water System Rev., 5.00%, 9/1/2035	20	21
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	16
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	15	16
North Texas Tollway Authority, First Tier Series 2020-A, Rev., 4.00%, 1/2/2038	5,000	4,999
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2026	25	25
Series B, Rev., 5.00%, 1/1/2030	1,100	1,152
Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	25
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,098
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	3,900	4,347
San Antonio Education Facilities Corp., Hallmark University Project
Series 2021A, Rev., 5.00%, 10/1/2031	260	248
Series 2021A, Rev., 5.00%, 10/1/2041	200	169
San Antonio Education Facilities Corp., University of the Incarnate Word Project Series 2021A, Rev., 4.00%, 4/1/2041	900	786
San Antonio Water System, Junior Lien Series C, Rev., 5.00%, 5/15/2031	1,125	1,196
San Jacinto Community College District, Limited Tax Series 2016A, GO, 5.00%, 2/15/2024	75	76

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Southwest Houston Redevelopment Authority, Tax Increment
Rev., AGM, 4.00%, 9/1/2031	225	237
Rev., AGM, 4.00%, 9/1/2032	250	261
Rev., AGM, 4.00%, 9/1/2033	225	232
Rev., AGM, 4.00%, 9/1/2034	225	231
Rev., AGM, 4.00%, 9/1/2035	225	228
Rev., AGM, 4.00%, 9/1/2036	350	354
Rev., AGM, 4.00%, 9/1/2037	390	393
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2025	150	154
Series 2018A, Rev., 5.00%, 7/1/2028	40	43
Series 2018B, Rev., 5.00%, 7/1/2033	100	107
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2016A, Rev., 5.00%, 2/15/2026	50	52
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children's Medical Center
Rev., 5.00%, 12/1/2027	50	54
Rev., 5.00%, 12/1/2029	25	28
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	479
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,365
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt
Series 2020B-2, Rev., 3.00%, 11/15/2026	165	157
Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	17,779
Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	26
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	2,890	3,003
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	49
Texas Water Development Board, State Water Implementation, Master Trust Series 2018-B, Rev., 5.00%, 4/15/2031	7,000	7,716
University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	31
University of North Texas System, Financing System Series 2015A, Rev., 5.00%, 4/15/2040	50	51
Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	24
Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	27
Total Texas		133,435
Utah — 0.5%
City of Salt Lake, International Airport Series 2018B, Rev., 5.00%, 7/1/2048	25	26
County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	32
County of Utah, IHC Health Services, Inc. Series 2018A, Rev., 5.00%, 5/15/2034	70	76
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (d)	1,105	885
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2
4.00%, 8/1/2024 (d)	1,120	1,105
4.00%, 8/1/2026 (d)	1,290	1,237
4.00%, 8/1/2028 (d)	1,230	1,162
4.00%, 8/1/2031 (d)	1,000	908
Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	972
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	650	550
Series 2021A-1, Rev., 4.00%, 6/1/2041	525	421
University of Utah (The)
Series 2015B, Rev., 5.00%, 8/1/2023	40	40

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Series 2017A, Rev., 5.00%, 8/1/2032	40	43
Utah Charter School Finance Authority, Beehive Science and Technology Academy Project Series 2021A, Rev., 4.00%, 10/15/2031 (d)	1,250	1,129
Utah Infrastructure Agency
Rev., 5.00%, 10/15/2027	160	162
Rev., 5.00%, 10/15/2032	515	528
Rev., 4.00%, 10/15/2038	1,560	1,549
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	855
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2023	620	620
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,453
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,013
Series 2018A, Rev., 5.25%, 10/15/2033	965	986
Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	41
Utah Water Finance Agency, Loan Financing Program Series 2017C, Rev., 5.00%, 3/1/2034	350	371
West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	31
Total Utah		16,195
Vermont — 0.0% ^
City of Burlington, Public Improvement Series 2019-A, GO, 4.00%, 11/1/2034	125	131
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2024	25	26
Series 2019-A, Rev., 5.00%, 10/1/2039	15	16
Vermont Educational and Health Buildings Financing Agency, University of Vermont Medical Center Series 2016A, Rev., 5.00%, 12/1/2025	30	31
Vermont Municipal Bond Bank Series 4, Rev., 5.00%, 12/1/2028	400	438
Total Vermont		642
Virginia — 1.7%
City of Newport News Rev., 5.00%, 7/15/2024	10	10
County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	50
Fairfax County Water Authority Subseries B, Rev., 5.25%, 4/1/2025	3,500	3,631
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2018A, Rev., 5.00%, 7/1/2027	45	49
Lynchburg Economic Development Authority, Centra Health Obligated Group Rev., 4.00%, 1/1/2037	1,590	1,560
Lynchburg Economic Development Authority, Central Health, Inc. Rev., 4.00%, 1/1/2038	550	532
Northern Virginia Transportation Authority, Special Tax
Rev., 5.00%, 6/1/2033	2,035	2,064
Rev., 5.00%, 6/1/2034	2,285	2,315
Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	26
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project
Rev., NATL-RE, 5.25%, 1/1/2026	3,175	3,252
Rev., NATL-RE, 5.25%, 1/1/2031	30	33
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2032	35	38
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2025	45	47
Series 2017, Rev., GAN, 5.00%, 9/15/2025	20	21
Virginia Commonwealth Transportation Board, I-81 Regional Fuels Tax
Series 2021, Rev., 4.00%, 5/15/2037	640	654

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2021, Rev., 4.00%, 5/15/2038	800	808
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,506
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,266
Series 2023, Rev., 5.00%, 8/1/2043	2,795	3,143
Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2028	30	31
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	28
Virginia Small Business Financing Authority, National Senior Communities, Inc. Series 2020A, Rev., 5.00%, 1/1/2034	1,000	1,066
Virginia Small Business Financing Authority, Senior Lien
Rev., AMT, 4.00%, 1/1/2029	775	768
Rev., AMT, 4.00%, 7/1/2029	3,875	3,844
Rev., AMT, 4.00%, 1/1/2031	5,250	5,203
Rev., AMT, 4.00%, 1/1/2032	5,000	4,947
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Rev., AMT, 4.00%, 1/1/2036	5,000	4,818
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Series 2020A, Rev., 5.00%, 1/1/2028	2,635	2,747
Series 2020A, Rev., 5.00%, 1/1/2030	400	426
Series 2020A, Rev., 5.00%, 1/1/2031	2,750	2,936
Series 2020A, Rev., 5.00%, 1/1/2032	500	533
Total Virginia		58,352
Washington — 4.4%
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2027	50	52
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	27
Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	43
Chelan County Public Utility District No. 1 Series 2020-A, Rev., 4.00%, 7/1/2038	1,670	1,684
Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	95
City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	64
City of Seattle, Municipal Light and Power Improvement Series 2018A, Rev., 4.00%, 1/1/2048	2,000	1,943
City of Tacoma Rev., 5.00%, 12/1/2031	40	45
City of Tacoma, Electric System Rev., 5.00%, 1/1/2028	35	37
City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	73
Clark County, Vancouver School District No. 37, Unlimited Tax GO, 5.00%, 12/1/2027	25	27
Clark Regional Wastewater District
Rev., 5.00%, 12/1/2032	125	140
Rev., 5.00%, 12/1/2034	180	202
Rev., 5.00%, 12/1/2035	160	178
Rev., 5.00%, 12/1/2037	310	341
County of King, Sewer Rev., 5.00%, 7/1/2031	30	32
County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	26
County of Snohomish GO, 4.00%, 12/1/2039	1,470	1,479
County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	27
Energy Northwest, Columbia Generating Station
Series 2015-A, Rev., 5.00%, 7/1/2031	30	31
Series 2018C, Rev., 5.00%, 7/1/2031	35	39

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2017-A, Rev., 5.00%, 7/1/2034	5,025	5,385
Series 2018A, Rev., 5.00%, 7/1/2034	25	27
Series 2019A, Rev., 5.00%, 7/1/2036	40	44
FYI Properties, State of Washington District Project
Rev., 5.00%, 6/1/2030	35	38
Rev., 5.00%, 6/1/2031	5,650	6,133
Rev., 5.00%, 6/1/2032	235	254
Rev., 5.00%, 6/1/2033	5,345	5,782
Rev., 5.00%, 6/1/2034	5,990	6,490
Rev., 5.00%, 6/1/2035	7,200	7,764
Rev., 5.00%, 6/1/2036	4,915	5,271
King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	128
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	36
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	25
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2027	30	33
King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	40
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	47
Pierce County Fire Protection District No. 5 Series 2022, GO, 4.00%, 12/1/2041	3,275	3,208
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,061
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,014
Port of Tacoma, Limited Tax Series 2016A, GO, 5.00%, 12/1/2030	15	16
Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	27
State of Washington
Series 2015B, GO, 5.00%, 2/1/2039	1,575	1,612
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,610
State of Washington, Motor Vehicle Fuel Tax Series R-2016C, GO, 5.00%, 7/1/2030	75	78
State of Washington, State and Local Agency Real and Personal Property
Series 2017A, COP, 5.00%, 7/1/2029	35	38
Series 2018C, COP, 5.00%, 7/1/2034	1,050	1,144
Series 2019A, COP, 5.00%, 1/1/2035	45	49
Series 2015C, COP, 4.00%, 1/1/2038	50	50
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,484
Series 2016C, GO, 5.00%, 2/1/2028	30	31
Series C, GO, 5.00%, 2/1/2037	14,430	15,518
Series 2017D, GO, 5.00%, 2/1/2040	40	42
Series B, GO, 5.00%, 2/1/2040	19,390	19,822
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,530
Series 2023A, GO, 5.00%, 8/1/2040	13,330	14,870
Series 2020C, GO, 5.00%, 2/1/2041	75	81
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	613
GO, 5.00%, 12/1/2037	1,750	1,785
Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	33
GO, 4.00%, 12/1/2034	35	36

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	25
Rev., 5.00%, 4/1/2029	1,860	1,997
Washington Health Care Facilities Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	780	835
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,071
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,068
Series 2019A-2, Rev., 5.00%, 8/1/2032	1,000	1,068
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,250	1,330
Series 2019A-2, Rev., 5.00%, 8/1/2034	1,000	1,064
Series 2019A-1, Rev., 5.00%, 8/1/2035	750	792
Series 2019A-2, Rev., 5.00%, 8/1/2035	1,000	1,057
Washington Health Care Facilities Authority, Multi-care Health System Series 2017B, Rev., 5.00%, 8/15/2034	35	36
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 12/1/2031 (d)	200	218
Rev., 5.00%, 9/1/2039	100	106
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	460	396
Rev., 3.63%, 5/1/2040	985	844
Rev., 4.00%, 5/1/2045	500	457
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020B-2, Rev., 3.00%, 7/3/2023 (d)	3,875	3,406
Series 2020B-1, Rev., 3.38%, 7/1/2028 (d)	7,200	6,220
Series 2020A, Rev., 5.00%, 1/1/2032 (d)	1,920	1,679
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,548
Washington State University Rev., 5.00%, 4/1/2030	40	41
Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	44
Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	31
Total Washington		151,167
West Virginia — 0.0% ^
State of West Virginia Series 2018A, GO, 5.00%, 6/1/2028	25	27
Wisconsin — 1.4%
City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	26
County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	186
DeForest Area School District GO, 4.00%, 4/1/2031	25	26
Milwaukee Area Technical College District, Promissory Notes Series 2018-19C, GO, 4.00%, 6/1/2023	40	40
Public Finance Authority
Series 2022, Rev., 4.00%, 4/1/2032 (b) (d)	95	99
Series 2022, Rev., 4.00%, 4/1/2042 (d)	1,400	1,150
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2037	300	262
Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,381
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group
Series 2021A, Rev., 5.00%, 7/1/2035	300	318
Series 2021A, Rev., 5.00%, 7/1/2036	350	367
Series 2021A, Rev., 5.00%, 7/1/2037	300	311

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2021A, Rev., 5.00%, 7/1/2038	375	386
Series 2021A, Rev., 5.00%, 7/1/2039	350	359
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	868
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2031	650	697
Series 2020A, Rev., 5.00%, 1/1/2033	500	534
Series 2020A, Rev., 5.00%, 1/1/2034	500	533
Series 2020A, Rev., 5.00%, 1/1/2035	500	530
Series 2020A, Rev., 5.00%, 1/1/2036	500	525
Series 2020A, Rev., 5.00%, 1/1/2037	600	625
Series 2020A, Rev., 5.00%, 1/1/2038	735	759
Series 2020A, Rev., 5.00%, 1/1/2039	700	720
Series 2020A, Rev., 5.00%, 1/1/2040	500	511
Series 2020A, Rev., 4.00%, 1/1/2045	750	680
Public Finance Authority, Carson Valley Medical Center
Series 2021A, Rev., 3.00%, 12/1/2026	250	236
Series 2021A, Rev., 4.00%, 12/1/2031	350	332
Series 2021A, Rev., 4.00%, 12/1/2041	750	613
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	224
Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	387
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (d)	1,755	1,621
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2032	670	688
Series 2022, Rev., 5.00%, 4/1/2033	1,405	1,437
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2024	205	206
Rev., 5.00%, 6/15/2026	225	228
Rev., 5.00%, 6/15/2034	215	222
Rev., 5.00%, 6/15/2039	390	393
Public Finance Authority, Roseman University of Health Sciences Series 2022, Rev., 4.00%, 4/1/2032 (d)	265	250
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	1,190	1,112
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (d)	500	454
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2025	355	348
Series 2021A, Rev., 4.00%, 6/15/2027	385	373
Series 2021A, Rev., 4.00%, 6/15/2029	415	399
Series 2021A, Rev., 4.00%, 6/15/2031	450	427
Series 2021A, Rev., 4.00%, 6/15/2041	1,000	830
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (d)	540	487
Series 2022A, Rev., 4.00%, 12/1/2041 (d)	2,320	1,866
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	12,711
State of Wisconsin
Series 2017-1, GO, 5.00%, 11/1/2023	30	30
Series 3, GO, 5.00%, 11/1/2030	4,190	4,544

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
State of Wisconsin, Annual Appropriation Federally Tax-Exempt Series 2017B, Rev., 5.00%, 5/1/2026 (b)	25	26
Wisconsin Department of Transportation
Series 2015-1, Rev., 5.00%, 7/1/2023	35	35
Series 2017-1, Rev., 5.00%, 7/1/2023	35	35
Series 2017-2, Rev., 5.00%, 7/1/2030	30	32
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	100
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2025	35	36
Rev., 5.00%, 8/15/2027	25	25
Wisconsin Health and Educational Facilities Authority, Hope Christian Schools Rev., 3.00%, 12/1/2031	560	469
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health, Inc. Series 2020B-2, Rev., 5.00%, 2/15/2027 (c)	1,500	1,539
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175	170
Rev., 4.00%, 1/1/2027	180	172
Rev., 4.00%, 1/1/2028	375	352
Rev., 4.00%, 1/1/2029	385	355
Rev., 4.00%, 1/1/2030	405	368
Rev., 4.00%, 1/1/2037	1,125	912
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2041	825	671
Total Wisconsin		47,608
Wyoming — 0.6%
Casper Community College District Rev., 4.00%, 4/15/2035	440	456
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	20,594
Total Wyoming		21,050
Total Municipal Bonds (Cost $3,468,649)		3,374,340
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (f) (g) (Cost $27,308)	27,307	27,310
Total Investments — 98.5% (Cost $3,495,957)		3,401,650
Other Assets Less Liabilities — 1.5%		50,177
NET ASSETS — 100.0%		3,451,827

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	431	09/29/2023	USD	88,702	(62)

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V2	5.00	Quarterly	12/20/2027	4.58	USD151,300	5,419	(9,259)	(3,840)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,374,340	$—	$3,374,340

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$27,310	$—	$—	$27,310
Total Investments in Securities	$27,310	$3,374,340	$—	$3,401,650
Depreciation in Other Financial Instruments
Futures Contracts	$(62)	$—	$—	$(62)
Swaps	—	(9,259)	—	(9,259)
Total Depreciation in Other Financial Instruments	$(62)	$(9,259)	$—	$(9,321)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$134,839	$123,585	$231,111	$11	$(14)	$27,310	27,307	$484	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.